BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 2.7%
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(LIBOR USD 3 Month + 2.05%), 0.00%,
04/15/34
(a)(b)
..................... USD 500 $ 500,000
AIG CLO Ltd.
(a)(b)
:
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.22%, 04/20/32 .... 500 500,000
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.27%, 04/20/32 .... 500 500,000
Ajax Mortgage Loan Trust
(a)(b)
:
Series 2018-E, Class A, 4.38%, 06/25/58 .. 252 254,336
Series 2018-F, Class A, 4.38%, 11/25/58
(c)
. 245 247,936
Series 2018-G, Class A, 4.38%, 06/25/57
(c)
289 289,200
ALM VII R-2 Ltd., Series 2013-7R2A, Class
BR2, (LIBOR USD 3 Month + 2.20%),
2.38%, 10/15/27
(a)(b)
................ 250 249,547
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class D, (LIBOR USD 3 Month +
2.60%), 2.78%, 01/28/31
(a)(b)
.......... 250 243,398
Ares LI CLO Ltd., Series 2019-51A, Class C,
(LIBOR USD 3 Month + 2.70%), 2.88%,
04/15/31
(a)(b)
..................... 500 500,459
Ares LIII CLO Ltd.
(a)(b)
:
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.83%, 04/24/31 .... 500 500,556
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.93%, 04/24/31 .... 500 500,131
Ares XL CLO Ltd., Series 2016-40A, Class CR,
(LIBOR USD 3 Month + 3.40%), 3.58%,
01/15/29
(a)(b)
..................... 500 500,224
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
............ 500 353,965
Assurant CLO Ltd., Series 2017-1A, Class C,
(LIBOR USD 3 Month + 2.10%), 2.29%,
10/20/29
(a)(b)
..................... 500 499,190
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.13%, 08/23/30
(a)(b)
250 247,092
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 3.17%, 01/23/31
(a)(b)
.... 250 249,999
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.83%, 04/25/34
(a)
..... 79 79,758
Canyon CLO Ltd.
(a)(b)
:
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.88%, 07/15/31 .... 500 499,075
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 0.00%, 07/15/34 .... 500 500,000
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 2.72%, 01/15/34 .... 500 502,311
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD 3
Month + 8.50%), 8.69%, 07/20/32
(a)(b)
.... 148 135,988
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.89%,
04/20/29
(a)(b)
..................... 250 250,286
CBAM Ltd., Series 2017-2A, Class C1, (LIBOR
USD 3 Month + 2.40%), 2.59%, 10/17/29
(a)(b)
500 499,760
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 1,000 506,193
CIFC Funding Ltd.
(a)(b)
:
Series 2014-5A, Class DR2, (LIBOR USD 3
Month + 3.40%), 3.59%, 10/17/31 .... 500 500,535
Series 2015-3A, Class CR, (LIBOR USD 3
Month + 1.65%), 1.84%, 04/19/29 .... 250 246,679
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.80%), 2.99%, 10/21/31 .... 500 502,025
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.69%, 04/23/29 .... USD 500 $ 500,633
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-G, Class 2A, (LIBOR USD 1
Month + 0.15%), 0.26%, 10/15/36
(a)
..... 91 86,428
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class SUB, 0.00%, 07/15/30
(a)(b)
........ 1,000 611,600
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.93%,
01/16/32
(a)(b)
..................... 250 250,426
Dryden 72 CLO Ltd., Series 2019-72A, Class
DR, (LIBOR USD 3 Month + 3.00%), 0.00%,
05/15/32
(a)(b)
..................... 800 800,000
First Franklin Mortgage Loan Trust
(a)
:
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.61%, 06/25/36 .... 1,750 1,611,218
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.35%, 10/25/36 .... 58 46,136
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.43%, 10/25/36 ... 38 31,197
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.89%, 11/16/32 .... 500 500,549
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.09%, 11/16/32 .... 1,000 1,005,596
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.50%),
2.68%, 04/15/31
(a)(b)
................ 650 636,760
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 2.00%), 2.18%,
01/27/31
(a)(b)
..................... 500 499,581
GSAA Home Equity Trust
(a)
:
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.81%, 12/25/35 .... 30 13,158
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.47%, 03/25/36 .... 65 29,600
GSAMP Trust, Series 2006-FM3, Class A1,
(LIBOR USD 1 Month + 0.14%), 0.25%,
11/25/36
(a)
...................... 124 75,451
Invitation Homes Trust
(a)(b)
:
Series 2018-SFR3, Class E, (LIBOR USD 1
Month + 2.00%), 2.12%, 07/17/37 .... 417 417,984
Series 2018-SFR4, Class A, (LIBOR USD 1
Month + 1.10%), 1.22%, 01/17/38 .... 259 260,619
Jay Park CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.65%), 2.84%,
10/20/27
(a)(b)
..................... 250 245,162
Long Beach Mortgage Loan Trust, Series 2006-
4, Class 1A, (LIBOR USD 1 Month + 0.30%),
0.41%, 05/25/36
(a)
................. 425 287,818
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.84%,
01/15/33
(a)(b)
..................... 500 502,825
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (LIBOR USD 3 Month +
1.90%), 2.09%, 04/19/30
(a)(b)
.......... 500 494,879
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.79%, 04/20/30
(a)(b)
.......... 500 490,815
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (LIBOR USD 1 Month
+ 0.28%), 0.39%, 05/25/37
(a)
.......... 650 579,272
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (LIBOR USD 3 Month
+ 3.00%), 3.19%, 10/21/30
(a)(b)
......... 250 250,044

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Oakwood Mortgage Investors, Inc., Series
1998-D, Class M1, 7.42%, 01/15/29
(b)
.... USD 261 $ 273,913
OCP CLO Ltd., Series 2015-10A, Class BR,
(LIBOR USD 3 Month + 1.85%), 2.03%,
10/26/27
(a)(b)
..................... 500 499,246
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (LIBOR USD 3 Month +
2.75%), 2.94%, 01/20/31
(a)(b)
.......... 500 495,491
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.04%, 07/17/30
(a)(b)
.......... 250 249,375
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 0.00%, 10/17/31 .... 800 800,000
Series 2013-2A, Class BRR, (LIBOR USD 3
Month + 2.20%), 2.39%, 10/17/31 .... 300 300,274
Series 2013-2A, Class CRR, (LIBOR USD 3
Month + 3.20%), 3.39%, 10/17/31 .... 500 500,306
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 3.15%), 3.33%, 05/21/29 .... 500 500,113
Series 2015-2A, Class BR2, (LIBOR USD 3
Month + 1.95%), 2.14%, 07/20/30 .... 750 750,258
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.84%, 11/14/32 .... 500 502,360
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 2.64%), 2.83%, 04/20/29
(c)
... 500 500,250
Progress Residential Trust
(b)
:
Series 2018-SFR2, Class F, 4.95%,
08/17/35 ..................... 500 503,033
Series 2018-SFR3, Class F, 5.37%,
10/17/35 ..................... 646 654,424
Series 2019-SFR2, Class F, 4.84%,
05/17/36 ..................... 100 97,242
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
3.88%, 01/15/29
(a)(b)
................ 500 500,803
Regatta VI Funding Ltd.
(a)(b)
:
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.24%, 07/20/28 .... 250 250,000
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.15%), 0.00%, 04/20/34 .... 250 250,000
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.28%, 07/15/31
(a)(b)
................ 500 498,594
Regatta XV Funding Ltd.
(a)(b)
:
Series 2018-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.03%, 10/25/31 .... 285 285,103
Series 2018-4A, Class C, (LIBOR USD 3
Month + 3.30%), 3.48%, 10/25/31 .... 250 250,046
Regatta XVI Funding Ltd., Series 2019-2A,
Class D, (LIBOR USD 3 Month + 3.90%),
4.08%, 01/15/33
(a)(b)
................ 500 503,628
Rockford Tower CLO Ltd., Series 2018-2A,
Class C, (LIBOR USD 3 Month + 2.20%),
2.39%, 10/20/31
(a)(b)
................ 300 300,024
Signal Peak CLO 7 Ltd., Series 2019-1A, Class
B, (LIBOR USD 3 Month + 2.00%), 2.19%,
04/30/32
(a)(b)
..................... 500 500,507
Silver Creek CLO Ltd., Series 2014-1A, Class
DR, (LIBOR USD 3 Month + 3.35%), 3.54%,
07/20/30
(a)(b)
..................... 500 499,490
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (LIBOR USD 3 Month + 1.75%),
1.93%, 04/16/31
(a)(b)
................ 500 499,388
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XXI Ltd., Series 2019-21A,
Class D, (LIBOR USD 3 Month + 3.65%),
3.83%, 07/15/32
(a)(b)
................ USD 375 $ 375,606
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 0.00%,
04/20/34
(a)(b)
..................... 500 500,000
TCW CLO Ltd., Series 2017-1A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.33%,
07/29/29
(a)(b)
..................... 500 503,962
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.34%,
07/17/31
(a)(b)
..................... 500 500,149
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(LIBOR USD 3 Month + 2.15%), 2.33%,
04/15/33
(a)(b)
..................... 500 500,233
TICP CLO VIII Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 3.10%), 3.29%,
10/20/30
(a)(b)
..................... 500 500,025
TICP CLO XI Ltd., Series 2018-11A, Class D,
(LIBOR USD 3 Month + 3.05%), 3.24%,
10/20/31
(a)(b)
..................... 300 300,091
TICP CLO XIII Ltd., Series 2019-13A, Class
D, (LIBOR USD 3 Month + 3.45%), 3.63%,
07/15/32
(a)(b)
..................... 500 500,550
TICP CLO XIV Ltd., Series 2019-14A, Class
B, (LIBOR USD 3 Month + 2.70%), 2.89%,
10/20/32
(a)(b)
..................... 500 501,446
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.84%, 10/20/28
(a)(b)
................ 300 300,445
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.09%,
04/20/31
(a)(b)
..................... 500 495,490
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.79%,
10/20/29
(a)(b)
..................... 500 500,454
York CLO-8 Ltd., Series 2020-1A, Class D1,
(LIBOR USD 3 Month + 4.50%), 4.69%,
04/20/32
(a)(b)
..................... 500 502,844
Total Asset-Backed Securities — 2.7%
(Cost: $37,763,606) ............................... 37,531,557
Shares
Shares
Common Stocks — 21.2%
Airlines — 0.2%
(d)
Copa Holdings SA, Class A ............. 15,301 1,323,536
InterGlobe Aviation Ltd.
(b)
.............. 46,569 1,031,124
2,354,660
Automobiles — 0.1%
Maruti Suzuki India Ltd. ............... 9,887 860,218
Banks — 1.3%
Axis Bank Ltd.
(d)
..................... 177,712 1,708,331
Bandhan Bank Ltd.
(b)(d)
................ 269,660 1,195,234
Bank Rakyat Indonesia Persero Tbk. PT .... 3,231,300 904,231
China Construction Bank Corp., Class H .... 2,055,000 1,622,097
Citizens Financial Group, Inc. ........... 26,740 1,237,527
Commercial International Bank Egypt SAE
(d)
.. 147,027 547,115
Credicorp Ltd.
(d)
..................... 10,030 1,197,582
DBS Group Holdings Ltd. .............. 31,300 701,466
Erste Group Bank AG ................. 28,324 1,006,699
Grupo Financiero Banorte SAB de CV, Class O 209,609 1,190,168
Hana Financial Group, Inc. ............. 46,673 1,913,099

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Banks (continued)
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 2,676,000 $ 1,736,435
M&T Bank Corp. .................... 5,785 912,237
Powszechna Kasa Oszczednosci Bank Polski
SA
(d)
.......................... 153,616 1,428,216
Sberbank of Russia PJSC, ADR .......... 108,074 1,701,434
19,001,871
Beverages — 0.1%
Diageo plc ........................ 38,900 1,746,276
Biotechnology — 0.1%
AbbVie, Inc. ....................... 16,428 1,831,722
Capital Markets — 0.1%
Intercontinental Exchange, Inc. .......... 16,645 1,959,283
Chemicals — 0.1%
Sociedad Quimica y Minera de Chile SA, ADR 29,314 1,546,020
Construction & Engineering — 0.0%
Vinci SA .......................... 3,331 365,510
Consumer Finance — 0.3%
Kaspi.KZ JSC, GDR .................. 21,743 1,848,155
SBI Cards & Payment Services Ltd. ....... 60,206 798,128
Synchrony Financial .................. 31,115 1,360,970
4,007,253
Diversified Telecommunication Services — 0.6%
Cellnex Telecom SA
(b)
................. 97,304 5,503,912
Hellenic Telecommunications Organization SA 83,099 1,409,162
TELUS Corp. ...................... 90,641 1,880,442
8,793,516
Electric Utilities — 0.9%
AusNet Services .................... 375,062 548,989
Duke Energy Corp. .................. 22,320 2,247,401
Edison International .................. 3,965 235,719
Enel SpA ......................... 34,500 342,562
Eversource Energy .................. 15,517 1,337,876
FirstEnergy Corp. ................... 19,448 737,468
NextEra Energy, Inc. ................. 38,473 2,982,042
Southern Co. (The) .................. 32,043 2,120,285
Xcel Energy, Inc. .................... 21,266 1,516,266
12,068,608
Electrical Equipment — 0.1%
Schneider Electric SE ................. 5,697 908,990
Yantai Zhenghai Magnetic Material Co. Ltd.,
Class A ........................ 258,800 414,452
1,323,442
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity Ltd. .................. 5,123 688,890
Unimicron Technology Corp. ............ 325,000 1,327,255
2,016,145
Entertainment — 0.1%
NCSoft Corp. ...................... 1,768 1,315,175
Equity Real Estate Investment Trusts (REITs) — 5.6%
Alexandria Real Estate Equities, Inc. ....... 13,800 2,499,180
American Tower Corp. ................ 9,668 2,463,116
Assura plc ........................ 3,472,963 3,575,270
Boston Properties, Inc. ................ 23,884 2,611,715
Community Healthcare Trust, Inc. ......... 17,730 902,812
Covivio .......................... 20,434 1,822,939
Cromwell European REIT .............. 2,930,516 1,676,419
Crown Castle International Corp. ......... 23,977 4,533,092
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Dexus ........................... 57,885 $ 454,385
Digital Realty Trust, Inc. ............... 31,002 4,783,919
EPR Properties
(d)
.................... 44,390 2,117,847
Equinix, Inc. ....................... 6,934 4,997,750
ESR Kendall Square REIT Co. Ltd.
(d)
....... 369,364 2,139,308
Goodman Group .................... 303,731 4,429,176
Kenedix Office Investment Corp. ......... 425 3,129,500
LondonMetric Property plc .............. 442,715 1,379,434
Medical Properties Trust, Inc. ............ 119,678 2,638,900
Outfront Media, Inc.
(d)
................. 139,207 3,392,474
Prologis, Inc. ....................... 40,462 4,715,037
Rexford Industrial Realty, Inc. ........... 51,839 2,879,656
SBA Communications Corp. ............ 4,844 1,451,844
Secure Income REIT plc ............... 264,090 1,376,824
Spirit Realty Capital, Inc. ............... 57,604 2,738,494
Summit Industrial Income REIT .......... 146,451 1,859,903
Sun Communities, Inc. ................ 17,006 2,837,111
Target Healthcare REIT plc ............. 1,116,527 1,822,620
UDR, Inc. ......................... 67,476 3,134,260
VICI Properties, Inc. .................. 62,015 1,965,875
Warehouses De Pauw CVA ............. 77,598 2,736,744
Welltower, Inc. ...................... 29,553 2,217,362
79,282,966
Food & Staples Retailing — 0.1%
Wal-Mart de Mexico SAB de CV .......... 426,531 1,398,749
X5 Retail Group NV, GDR .............. 14,447 443,496
1,842,245
Food Products — 0.2%
China Feihe Ltd.
(b)
................... 477,000 1,355,351
China Mengniu Dairy Co. Ltd.
(d)(e)
......... 183,000 979,434
2,334,785
Gas Utilities — 0.5%
Atmos Energy Corp. .................. 6,222 644,537
ENN Energy Holdings Ltd. .............. 196,400 3,351,484
Kunlun Energy Co. Ltd. ................ 1,562,000 1,670,141
Snam SpA ........................ 77,899 438,342
Tokyo Gas Co. Ltd. .................. 22,600 458,642
6,563,146
Health Care Equipment & Supplies — 0.2%
Ansell Ltd. ........................ 19,405 631,250
Koninklijke Philips NV
(d)
................ 17,555 992,615
Medtronic plc ...................... 5,428 710,634
2,334,499
Health Care Providers & Services — 0.2%
Notre Dame Intermedica Participacoes SA ... 67,469 1,005,567
UnitedHealth Group, Inc. ............... 6,181 2,464,983
3,470,550
Hotels, Restaurants & Leisure — 0.2%
SJM Holdings Ltd. ................... 1,141,000 1,473,437
Yum China Holdings, Inc. .............. 26,417 1,662,158
3,135,595
Household Durables — 0.1%
Haier Smart Home Co. Ltd., Class A ....... 314,667 1,606,000
Haier Smart Home Co. Ltd., Class H
(d)
...... 99,600 428,327
2,034,327
Household Products — 0.2%
Reckitt Benckiser Group plc ............. 29,892 2,661,514
Independent Power and Renewable Electricity Producers — 0.0%
ERG SpA ......................... 8,350 249,606

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Insurance — 0.3%
Assurant, Inc. ...................... 9,103 $ 1,416,427
Progressive Corp. (The) ............... 13,786 1,388,801
Prudential plc ...................... 80,477 1,704,043
4,509,271
Interactive Media & Services — 0.4%
Kakao Corp. ....................... 12,535 1,276,399
Tencent Holdings Ltd. ................. 53,300 4,251,850
5,528,249
IT Services — 0.7%
Amadeus IT Group SA
(d)
............... 23,866 1,625,229
Fidelity National Information Services, Inc. ... 11,216 1,714,926
GDS Holdings Ltd., Class A
(d)
............ 36,800 380,448
Infosys Ltd. ........................ 8,326 151,314
Infosys Ltd., ADR .................... 54,959 993,659
Paychex, Inc. ...................... 5,561 542,142
SUNeVision Holdings Ltd. .............. 871,000 898,743
Switch, Inc., Class A .................. 18,418 342,022
Visa, Inc., Class A ................... 11,294 2,637,827
9,286,310
Leisure Products — 0.1%
Hasbro, Inc. ....................... 17,470 1,737,392
Life Sciences Tools & Services — 0.1%
Joinn Laboratories China Co. Ltd., Class A ... 42,142 989,729
Joinn Laboratories China Co. Ltd., Class H
(b)(d)
8,600 155,000
1,144,729
Machinery — 0.2%
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 218,200 1,348,033
Otis Worldwide Corp. ................. 19,358 1,507,407
2,855,440
Media — 0.1%
Comcast Corp., Class A ............... 25,432 1,428,007
Metals & Mining — 0.4%
Anglo American Platinum Ltd. ........... 7,916 1,081,015
China Molybdenum Co. Ltd., Class H ...... 2,547,000 1,720,389
Novolipetsk Steel PJSC ............... 389,807 1,375,759
POSCO .......................... 4,447 1,453,345
5,630,508
Multiline Retail — 0.1%
Fix Price Group Ltd., GDR
(d)
............. 140,612 1,315,425
Multi-Utilities — 0.7%
Ameren Corp. ...................... 8,497 720,885
CenterPoint Energy, Inc. ............... 26,424 647,124
CMS Energy Corp. ................... 12,627 813,053
Dominion Energy, Inc. ................. 28,631 2,287,617
National Grid plc .................... 107,407 1,353,925
NiSource, Inc. ...................... 28,581 743,678
Public Service Enterprise Group, Inc. ...... 18,603 1,174,965
Sempra Energy ..................... 9,388 1,291,507
WEC Energy Group, Inc. ............... 4,442 431,629
9,464,383
Oil, Gas & Consumable Fuels — 0.8%
California Resources Corp.
(d)
............ 242 5,735
China Petroleum & Chemical Corp., Class H . 2,992,000 1,475,671
Enbridge, Inc. ...................... 45,693 1,762,442
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $54,911)
(d)(f)
.................. 1,568 64,583
LUKOIL PJSC ...................... 6,709 517,362
LUKOIL PJSC, ADR .................. 33,985 2,601,120
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Pembina Pipeline Corp. ............... 26,161 $ 807,508
Petroleo Brasileiro SA, ADR ............ 53,000 449,440
Petronet LNG Ltd. ................... 412,275 1,333,584
Plains GP Holdings LP, Class A
(d)
......... 52,141 489,083
Targa Resources Corp. ................ 17,540 608,463
Turkiye Petrol Rafinerileri A/S
(d)
.......... 15,952 169,082
Williams Cos., Inc. (The) ............... 33,745 822,028
11,106,101
Paper & Forest Products — 0.1%
Suzano SA
(d)
....................... 112,933 1,433,479
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A ..... 4,552 1,428,417
Unilever plc ........................ 29,957 1,754,795
3,183,212
Pharmaceuticals — 0.6%
AstraZeneca plc .................... 19,664 2,093,114
Bristol-Myers Squibb Co. ............... 30,443 1,900,252
Novo Nordisk A/S, Class B ............. 16,642 1,227,639
Sanofi ........................... 25,873 2,712,587
7,933,592
Professional Services — 0.2%
NMG, Inc.
(d)
........................ 602 46,354
RELX plc ......................... 94,871 2,468,612
2,514,966
Real Estate Management & Development — 1.1%
Aroundtown SA ..................... 420,000 3,234,048
CapitaLand Ltd. ..................... 643,100 1,792,745
CK Asset Holdings Ltd. ................ 432,500 2,707,719
ESR Cayman Ltd.
(b)(d)
................. 941,800 3,216,435
Hang Lung Properties Ltd. .............. 691,000 1,885,200
Vonovia SE ........................ 52,783 3,468,093
16,304,240
Road & Rail — 0.3%
Canadian Pacific Railway Ltd. ........... 2,262 844,162
CSX Corp. ........................ 12,288 1,238,016
East Japan Railway Co. ............... 8,000 547,901
Kansas City Southern ................. 1,480 432,471
Seibu Holdings, Inc. .................. 23,600 253,791
Union Pacific Corp. .................. 2,349 521,690
3,838,031
Semiconductors & Semiconductor Equipment — 1.1%
Hua Hong Semiconductor Ltd.
(b)(d)
......... 190,000 1,181,942
MediaTek, Inc.
(d)
..................... 38,000 1,593,059
Nanya Technology Corp. ............... 395,000 1,279,128
Taiwan Semiconductor Manufacturing Co. Ltd. 395,000 8,318,551
Texas Instruments, Inc. ................ 9,206 1,661,775
Win Semiconductors Corp. ............. 96,000 1,252,287
15,286,742
Software — 0.4%
Glodon Co. Ltd., Class A ............... 94,021 1,056,711
Intuit, Inc. ......................... 4,172 1,719,531
Microsoft Corp. ..................... 10,848 2,735,649
5,511,891
Specialty Retail — 0.1%
Topsports International Holdings Ltd.
(b)
...... 1,232,000 1,658,370
Technology Hardware, Storage & Peripherals — 0.1%
Wiwynn Corp. ...................... 30,000 975,711

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.2%
EssilorLuxottica SA .................. 7,846 $ 1,305,887
LVMH Moet Hennessy Louis Vuitton SE ..... 1,941 1,462,253
2,768,140
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 44,909 1,462,475
Tobacco — 0.1%
Philip Morris International, Inc. ........... 10,912 1,036,640
RLX Technology, Inc., ADR
(d)(e)
........... 45,405 494,461
1,531,101
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)
.................. 194,500 1,750,778
Ferguson plc ....................... 13,302 1,677,730
3,428,508
Transportation Infrastructure — 1.0%
Adani Ports & Special Economic Zone Ltd.
(d)
. 116,672 1,147,471
Aena SME SA
(b)(d)
.................... 5,535 961,959
Atlantia SpA
(d)
...................... 80,013 1,559,870
Atlas Arteria Ltd.
(g)
................... 134,804 624,790
Auckland International Airport Ltd.
(d)
....... 107,691 582,399
Fraport AG Frankfurt Airport Services
Worldwide
(d)
..................... 21,445 1,422,366
Getlink SE ........................ 42,103 669,749
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(d)
....................... 145,126 1,493,959
Hamburger Hafen und Logistik AG ........ 14,622 360,113
Jiangsu Expressway Co. Ltd., Class H ..... 1,240,000 1,459,403
Sydney Airport
(d)(g)
................... 215,180 1,023,313
Transurban Group
(g)
.................. 290,773 3,170,668
14,476,060
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 4,014 626,144
Severn Trent plc .................... 12,991 444,686
1,070,830
Total Common Stocks — 21.2%
(Cost: $258,107,171) .............................. 300,482,095
Par (000)
Par (000)
Corporate Bonds — 27.0%
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
:
6.13%, 01/15/23 .................. USD 267 279,891
7.50%, 12/01/24 .................. 363 368,445
7.50%, 03/15/25 .................. 27 26,949
7.88%, 04/15/27 .................. 367 366,083
Embraer Netherlands Finance BV, 6.95%,
01/17/28
(b)
..................... 244 273,280
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 600 609,000
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 284 298,200
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 629 674,602
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 22 23,265
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................. 765 830,981
6.25%, 03/15/26
(b)
................. 3,469 3,672,804
6.38%, 06/15/26 .................. 158 163,826
4.63%, 01/15/29
(b)
................. 191 188,233
4.88%, 05/01/29
(b)
................. 246 242,310
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... USD 720 $ 801,000
8,818,869
Airlines — 0.5%
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................. 654 819,135
5.50%, 04/20/26 .................. 486 510,300
5.75%, 04/20/29 .................. 687 735,782
Avianca Holdings SA, (LIBOR USD 3 Month +
12.00%), 0.00%, 11/10/21
(a)(b)
......... 121 118,691
Delta Air Lines, Inc., 7.00%, 05/01/25
(b)
..... 166 193,031
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 287 261,744
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ 191 201,744
Latam Finance Ltd., 6.88%, 04/11/24
(b)(d)(h)
... 689 656,272
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
1,001 1,098,597
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
35 39,965
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 . 39 40,540
Series 2020-1, Class A, 5.88%, 10/15/27 . 918 1,015,874
United Airlines, Inc.
(b)
:
4.38%, 04/15/26 .................. 352 365,278
4.63%, 04/15/29 .................. 351 364,759
6,421,712
Auto Components — 0.5%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 101 111,933
Clarios Global LP
(b)
:
6.75%, 05/15/25 .................. 322 345,747
6.25%, 05/15/26 .................. 1,274 1,351,316
8.50%, 05/15/27 .................. 2,213 2,390,040
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 419 442,569
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 .................. 121 136,427
5.63%, 04/30/33 .................. 263 263,658
Icahn Enterprises LP:
6.25%, 05/15/26 .................. 268 282,499
5.25%, 05/15/27
(b)
................. 214 218,280
5.25%, 05/15/27 .................. 531 541,620
4.38%, 02/01/29
(b)
................. 115 111,541
Metis Merger Sub LLC, 6.50%, 05/15/29 .... 176 176,000
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
... 52 52,130
Tenneco, Inc., 7.88%, 01/15/29
(b)
........ 47 52,920
Wheel Pros, Inc., 6.50%, 05/15/29
(b)
...... 48 48,065
6,524,745
Automobiles — 0.1%
Ford Motor Co.:
8.50%, 04/21/23 .................. 154 172,480
4.75%, 01/15/43 .................. 41 41,342
5.29%, 12/08/46 .................. 100 105,290
General Motors Co., 6.13%, 10/01/25 ..... 77 91,384
Hyundai Capital America, 6.38%, 04/08/30 .. 450 572,899
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
90 97,560
1,080,955
Banks — 2.5%
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(i)
... 1,800 1,923,102
Banco Davivienda SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 10 Year
+ 5.10%), 6.65%
(a)(b)(i)
.............. 200 203,310
Banco GNB Sudameris SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 6.66%), 7.50%, 04/16/31
(a)(b)
........ 150 153,607
Banco Industrial SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.44%), 4.88%, 01/29/31
(a)(b)
.......... 180 185,265

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.97%), 6.75%
(a)(b)(i)
........... USD 400 $ 418,450
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(i)
...................... 400 420,450
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ................ 612 622,060
Banistmo SA, 3.65%, 09/19/22 .......... 400 408,400
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)
........ 340 350,413
Bank of East Asia Ltd. (The)
(a)(i)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ....................... 575 611,943
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ....................... 500 532,344
Barclays plc
(a)(i)
:
(USD Swap Semi 5 Year + 6.77%), 7.88% 754 791,700
(USD Swap Semi 5 Year + 4.84%), 7.75% 625 687,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13% ....................... 1,300 1,437,566
BBK BSC, 5.50%, 07/09/24 ............ 257 270,621
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.12%, 01/18/33
(a)
........... 428 443,595
BNP Paribas SA, (USD Swap Semi 5 Year +
3.98%), 7.00%
(a)(b)(i)
............... 406 478,317
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(i)
................ 400 396,075
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(i)
............... 250 259,422
Credit Agricole SA, (USD Swap Semi 5 Year +
6.19%), 8.12%
(a)(b)(i)
............... 1,825 2,210,531
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 7 Year +
4.13%), 7.00%
(a)(i)
................ 1,805 2,039,921
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(i)
............ 450 481,922
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 248 248,279
HSBC Holdings plc
(a)(i)
:
(USD Swap Rate 5 Year + 5.51%), 6.87% . 581 580,826
(USD Swap Rate 5 Year + 4.37%), 6.37% . 718 794,898
(USD Swap Rate 5 Year + 3.75%), 6.00% . 487 536,917
ING Groep NV, (USD Swap Rate 5 Year +
4.20%), 6.75%
(a)(i)
................ 712 783,200
Itau Unibanco Holding SA, 5.13%, 05/13/23
(b)
. 412 436,540
JPMorgan Chase & Co., Series W, (LIBOR
USD 3 Month + 1.00%), 1.19%, 05/15/47
(a)
. 2,042 1,778,480
Kasikornbank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(i)
...................... 824 865,869
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ................ 412 421,090
Lloyds Banking Group plc
(a)(i)
:
(USD Swap Semi 5 Year + 4.50%), 7.50% 380 439,375
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75% ....................... USD 485 $ 552,599
Macquarie Bank Ltd.
(a)(i)
:
(USD Swap Semi 5 Year + 3.70%), 6.13% 200 216,000
(USD Swap Semi 5 Year + 3.70%), 6.13%
(b)
1,504 1,624,320
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(i)
............ 600 605,250
Natwest Group plc, (USD Swap Semi 5 Year +
7.60%), 8.62%
(a)(i)
................ 2,161 2,203,572
NBK Tier 1 Financing Ltd., (USD Swap Semi 6
Year + 2.88%), 3.62%
(a)(b)(i)
........... 486 484,937
Nordea Bank Abp, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.11%), 6.63%
(a)(b)(i)
............... 575 665,275
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(i)
............ 400 410,950
Shinhan Financial Group Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.05%), 5.87%
(a)(i)
............ 200 216,037
Societe Generale SA
(a)(b)(i)
:
(USD Swap Rate 5 Year + 5.87%), 8.00% . 1,775 2,094,163
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38% ....................... 1,350 1,404,000
TMB Bank PCL, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.26%),
4.90%
(a)(i)
..................... 400 402,575
UniCredit SpA, (USD Swap Semi 5 Year +
5.18%), 8.00%
(a)(i)
................ 1,815 2,027,809
Wachovia Capital Trust II, (LIBOR USD 3 Month
+ 0.50%), 0.68%, 01/15/27
(a)
......... 115 110,412
35,229,887
Beverages — 0.0%
Central American Bottling Corp.:
5.75%, 01/31/27 .................. 150 157,875
5.75%, 01/31/27
(b)
................. 335 352,587
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
117 118,463
628,925
Building Products — 0.2%
(b)
Advanced Drainage Systems, Inc., 5.00%,
09/30/27 ...................... 119 124,549
Builders FirstSource, Inc., 6.75%, 06/01/27 .. 42 45,167
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ...................... 538 573,686
CP Atlas Buyer, Inc., 7.00%, 12/01/28 ..... 223 231,275
Forterra Finance LLC, 6.50%, 07/15/25 .... 207 223,560
JELD-WEN, Inc.:
6.25%, 05/15/25 .................. 99 105,806
4.63%, 12/15/25 .................. 40 40,800
4.88%, 12/15/27 .................. 12 12,540
SRM Escrow Issuer LLC, 6.00%, 11/01/28 ... 708 750,367
Summit Materials LLC, 5.25%, 01/15/29 .... 128 134,720
2,242,470
Capital Markets — 0.7%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
73 74,803
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 196 206,780
Credit Suisse Group AG
(a)(b)(i)
:
(USD Swap Semi 5 Year + 4.60%), 7.50% 875 962,500
(USD Swap Semi 5 Year + 3.46%), 6.25% 1,828 1,973,852

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37% ....................... USD 600 $ 652,392
Deutsche Bank AG, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(a)(i)
................ 800 835,000
Hightower Holding LLC, 6.75%, 04/15/29
(b)
.. 74 75,757
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27 ...................... 200 149,250
Huarong Finance 2019 Co. Ltd., 3.63%,
09/30/30 ...................... 370 270,100
MSCI, Inc., 3.63%, 09/01/30
(b)
.......... 49 49,781
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.18%, 06/15/47
(a)
........... 2,875 2,478,057
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(i)
.......................... 430 428,392
UBS Group AG
(a)(i)
:
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
351 387,195
(USD Swap Semi 5 Year + 4.87%), 7.00% 677 780,243
9,324,102
Chemicals — 0.3%
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
.......................... 495 569,869
Chemours Co. (The), 5.75%, 11/15/28
(b)
.... 71 75,425
Cydsa SAB de CV, 6.25%, 10/04/27
(b)
..... 248 258,586
Equate Petrochemical BV, 2.63%, 04/28/28
(b)
. 200 200,230
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 161 168,561
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 151 155,153
HB Fuller Co., 4.25%, 10/15/28 ......... 61 62,118
Herens Midco SARL, 4.75%, 05/15/28 ..... 200 200,403
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 224 250,880
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
65 68,153
Pearl Holding III Ltd., 9.50%, 12/11/22 ..... 200 66,654
PQ Corp., 5.75%, 12/15/25
(b)
........... 1,077 1,106,617
Sasol Financing USA LLC:
4.38%, 09/18/26 .................. 200 203,000
6.50%, 09/27/28 .................. 255 281,380
5.50%, 03/18/31 .................. 270 274,333
SCIH Salt Holdings, Inc.
(b)
:
4.88%, 05/01/28 .................. 262 261,345
6.63%, 05/01/29 .................. 147 144,611
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
..................... 200 205,975
4,553,293
Commercial Services & Supplies — 0.8%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 274 286,786
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 .................. 2,476 2,618,370
9.75%, 07/15/27 .................. 1,538 1,687,955
APX Group, Inc.:
8.50%, 11/01/24 .................. 62 64,635
6.75%, 02/15/27
(b)
................. 500 537,665
Aramark Services, Inc.
(b)
:
6.38%, 05/01/25 .................. 160 170,200
5.00%, 02/01/28 .................. 50 52,312
Celestial-Saturn Merger Sub, Inc., 4.50%,
05/01/28
(b)
..................... 360 359,471
Covanta Holding Corp., 5.00%, 09/01/30 ... 95 97,494
Garda World Security Corp., 9.50%, 11/01/27
(b)
767 845,617
GFL Environmental, Inc.
(b)
:
5.13%, 12/15/26 .................. 164 171,790
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
8.50%, 05/01/27 .................. USD 201 $ 220,095
IAA, Inc., 5.50%, 06/15/27
(b)
........... 245 257,556
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 101 104,283
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 .................. 332 353,995
5.88%, 10/01/30 .................. 887 971,265
Prime Security Services Borrower LLC
(b)
:
5.75%, 04/15/26 .................. 138 150,949
6.25%, 01/15/28 .................. 847 885,115
Tuspark Forward Ltd., 7.95%, 08/15/21 .... 400 391,250
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 650 663,000
10,889,803
Communications Equipment — 0.3%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 1,603 1,703,187
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 .................. 351 357,143
5.00%, 03/15/27 .................. 313 310,085
CommScope, Inc.
(b)
:
5.50%, 03/01/24 .................. 52 53,593
6.00%, 03/01/26 .................. 429 452,059
8.25%, 03/01/27 .................. 112 119,980
7.13%, 07/01/28 .................. 230 248,687
Nokia OYJ, 6.63%, 05/15/39 ........... 98 125,590
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 .................. 3 3,143
6.50%, 07/15/28 .................. 411 433,720
3,807,187
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 405 426,516
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 308 314,995
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34
(j)
..................... 368 268,212
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 453 462,060
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 79 80,185
GMR Hyderabad International Airport Ltd.,
4.75%, 02/02/26 ................. 440 431,832
MasTec, Inc., 4.50%, 08/15/28
(b)
......... 85 88,613
Mexico City Airport Trust, 5.50%, 07/31/47 .. 270 273,426
New Enterprise Stone & Lime Co., Inc., 9.75%,
07/15/28
(b)
..................... 42 46,830
Pike Corp., 5.50%, 09/01/28
(b)
.......... 109 112,270
Stoneway Capital Corp.
(d)(h)
:
10.00%, 03/01/27 ................. 267 71,888
10.00%, 03/01/27
(b)
................ 752 202,767
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21 200 203,037
2,982,631
Construction Materials — 0.0%
Cemex SAB de CV:
5.45%, 11/19/29 .................. 247 270,512
3.88%, 07/11/31
(b)
................. 215 211,979
482,491
Consumer Finance — 0.4%
ASG Finance Designated Activity Co., 7.88%,
12/03/24
(b)
..................... 534 512,473
Ford Motor Credit Co. LLC:
3.81%, 01/09/24 .................. 200 207,500
5.13%, 06/16/25 .................. 319 348,476
4.13%, 08/04/25 .................. 418 440,467
General Motors Financial Co., Inc., 2.75%,
06/20/25 ...................... 107 112,606

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(k)
....... USD 231 $ 228,684
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(i)
............ 200 173,975
Manappuram Finance Ltd., 5.90%, 01/13/23 . 592 605,061
Muthoot Finance Ltd.:
6.13%, 10/31/22
(b)
................. 466 481,232
4.40%, 09/02/23 .................. 612 616,896
Navient Corp.:
6.13%, 03/25/24 .................. 66 69,712
6.75%, 06/15/26 .................. 329 355,320
5.00%, 03/15/27 .................. 35 35,263
OneMain Finance Corp.:
8.88%, 06/01/25 .................. 42 46,463
7.13%, 03/15/26 .................. 10 11,687
6.63%, 01/15/28 .................. 290 329,875
5.38%, 11/15/29 .................. 23 24,806
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 .................. 400 408,450
5.10%, 07/16/23 .................. 824 831,107
5,840,053
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 1,430 1,496,138
Ardagh Packaging Finance plc, 5.25%,
08/15/27
(b)
..................... 871 890,237
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 16 19,440
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
71 76,148
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 108 111,419
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(b)
..................... 127 133,191
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 285 269,948
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 .................. 628 676,670
10.50%, 07/15/27 ................. 229 252,193
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 583 585,186
Trivium Packaging Finance BV
(b)(l)
:
5.50%, 08/15/26 .................. 689 720,866
8.50%, 08/15/27 .................. 2,044 2,187,080
7,418,516
Distributors — 0.1%
(b)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 90 89,550
Core & Main LP, 6.13%, 08/15/25 ........ 1,520 1,555,933
Wolverine Escrow LLC:
8.50%, 11/15/24 .................. 129 126,903
9.00%, 11/15/26 .................. 214 211,766
1,984,152
Diversified Consumer Services — 0.2%
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ...................... 460 477,250
frontdoor, Inc., 6.75%, 08/15/26
(b)
........ 237 251,298
Service Corp. International, 3.38%, 08/15/30 . 42 40,635
Sotheby's, 7.38%, 10/15/27
(b)
........... 1,187 1,279,348
2,048,531
Diversified Financial Services — 0.4%
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
.. 154 161,315
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
..................... 555 547,280
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25
(b)
........ 546 523,239
REC Ltd., 2.25%, 09/01/26 ............ 610 589,968
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 .................. USD 489 $ 584,355
7.38%, 09/01/25 .................. 161 175,289
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 125 130,312
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 2,491 2,652,940
5,364,698
Diversified Telecommunication Services — 1.4%
Altice France Holding SA
(b)
:
10.50%, 05/15/27 ................. 2,044 2,302,484
6.00%, 02/15/28 .................. 727 721,402
Altice France SA
(b)
:
7.38%, 05/01/26 .................. 200 207,360
8.13%, 02/01/27 .................. 804 881,385
5.13%, 01/15/29 .................. 447 448,122
5.13%, 07/15/29 .................. 905 906,131
CCO Holdings LLC
(b)
:
4.75%, 03/01/30 .................. 128 133,600
4.25%, 02/01/31 .................. 91 91,000
4.50%, 05/01/32 .................. 547 552,470
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 .................. 779 804,318
8.00%, 10/15/25 .................. 31 32,860
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 756 814,477
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 .................. 345 366,562
5.00%, 05/01/28 .................. 617 630,111
6.75%, 05/01/29 .................. 508 535,158
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(l)
.................... 280 289,450
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
................ 400 421,875
Lumen Technologies, Inc.:
5.13%, 12/15/26
(b)
................. 926 971,143
4.50%, 01/15/29
(b)
................. 384 378,240
Series P, 7.60%, 09/15/39 ........... 391 448,520
Series U, 7.65%, 03/15/42 ........... 510 581,400
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(i)
..................... 1,064 1,130,367
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(k)
..................... 338 353,379
Sable International Finance Ltd., 5.75%,
09/07/27 ...................... 470 492,912
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 414 521,651
8.75%, 03/15/32 .................. 613 908,773
Telecom Italia Capital SA:
6.38%, 11/15/33 .................. 45 52,874
6.00%, 09/30/34 .................. 991 1,115,420
7.20%, 07/18/36 .................. 21 26,022
Telesat Canada
(b)
:
4.88%, 06/01/27 .................. 376 366,600
6.50%, 10/15/27 .................. 10 9,825
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
..................... 301 321,844
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 .................. 814 808,302
6.13%, 03/01/28 .................. 1,715 1,764,306
20,390,343
Electric Utilities — 0.3%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
..................... 305 315,164
Energuate Trust, 5.88%, 05/03/27
(b)
....... 400 421,000

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
FEL Energy VI SARL, 5.75%, 12/01/40 ..... USD 270 $ 280,716
Genneia SA, 8.75%, 01/20/22
(b)
......... 519 461,196
Greenko Investment Co.:
4.88%, 08/16/23 .................. 413 418,498
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(d)(h)
200 76,937
Inkia Energy Ltd.:
5.88%, 11/09/27 .................. 258 258,000
5.88%, 11/09/27
(b)
................. 200 200,000
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ...................... 824 830,077
Oryx Funding Ltd., 5.80%, 02/03/31
(b)
...... 200 211,700
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 329 333,113
PG&E Corp., 5.25%, 07/01/30 .......... 160 170,800
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 495 549,852
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33 ................. 310 352,979
4,880,032
Energy Equipment & Services — 0.3%
Anton Oilfield Services Group, 7.50%, 12/02/22 245 231,418
Archrock Partners LP
(b)
:
6.88%, 04/01/27 .................. 498 529,747
6.25%, 04/01/28 .................. 359 375,301
ChampionX Corp., 6.38%, 05/01/26 ....... 160 167,600
Hilong Holding Ltd., 8.25%, 09/26/22
(d)(h)
.... 200 151,937
TechnipFMC plc, 6.50%, 02/01/26
(b)
....... 241 257,288
Tervita Corp., 11.00%, 12/01/25
(b)
........ 100 113,250
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 86 82,560
USA Compression Partners LP:
6.88%, 04/01/26 .................. 1,108 1,161,949
6.88%, 09/01/27 .................. 1,330 1,399,426
4,470,476
Entertainment — 0.1%
(b)
Cinemark USA, Inc., 5.88%, 03/15/26 ..... 71 73,574
Live Nation Entertainment, Inc.:
4.88%, 11/01/24 .................. 19 19,356
6.50%, 05/15/27 .................. 949 1,048,645
4.75%, 10/15/27 .................. 239 241,165
Playtika Holding Corp., 4.25%, 03/15/29 .... 266 264,337
WMG Acquisition Corp., 3.88%, 07/15/30 ... 84 85,050
1,732,127
Equity Real Estate Investment Trusts (REITs) — 0.3%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
..................... 28 29,198
Diversified Healthcare Trust, 9.75%, 06/15/25 114 127,680
GLP Capital LP, 4.00%, 01/15/31 ........ 48 50,619
Iron Mountain, Inc.
(b)
:
5.25%, 07/15/30 .................. 285 296,044
5.63%, 07/15/32 .................. 679 715,965
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24 ... 450 471,319
MGM Growth Properties Operating Partnership
LP, 4.63%, 06/15/25
(b)
.............. 16 17,022
RHP Hotel Properties LP:
4.75%, 10/15/27 .................. 413 425,027
4.50%, 02/15/29
(b)
................. 136 134,596
Service Properties Trust:
4.50%, 06/15/23 .................. 25 25,503
4.35%, 10/01/24 .................. 26 25,870
7.50%, 09/15/25 .................. 197 223,282
5.50%, 12/15/27 .................. 78 82,137
Trust Fibra Uno, 5.25%, 01/30/26
(b)
....... 200 225,897
Uniti Group LP
(b)
:
6.00%, 04/15/23 .................. 130 131,950
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
7.88%, 02/15/25 .................. USD 89 $ 95,897
4.75%, 04/15/28 .................. 290 288,913
6.50%, 02/15/29 .................. 707 702,783
VICI Properties LP, 4.13%, 08/15/30
(b)
..... 511 518,987
4,588,689
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc.:
5.88%, 02/15/28 .................. 367 390,855
4.88%, 02/15/30 .................. 10 10,411
United Natural Foods, Inc., 6.75%, 10/15/28 . 55 59,263
US Foods, Inc.:
6.25%, 04/15/25 .................. 64 67,981
4.75%, 02/15/29 .................. 231 233,021
761,531
Food Products — 0.4%
BRF SA, 4.88%, 01/24/30 ............. 496 508,772
Chobani LLC, 7.50%, 04/15/25
(b)
........ 955 992,006
Grupo Bimbo SAB de CV, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.28%), 5.95%
(a)(b)(i)
.............. 324 342,549
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24 .............. 472 490,526
Kraft Heinz Foods Co.:
5.20%, 07/15/45 .................. 233 275,666
4.38%, 06/01/46 .................. 31 33,223
4.88%, 10/01/49 .................. 540 619,641
5.50%, 06/01/50 .................. 880 1,093,274
MHP Lux SA, 6.25%, 09/19/29
(b)
......... 257 247,170
Post Holdings, Inc.
(b)
:
4.63%, 04/15/30 .................. 41 41,410
4.50%, 09/15/31 .................. 252 250,186
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 205 206,580
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... 62 61,690
5,162,693
Gas Utilities — 0.0%
Superior Plus LP, 4.50%, 03/15/29
(b)
...... 103 104,961
Health Care Equipment & Supplies — 0.2%
(b)
Avantor Funding, Inc., 4.63%, 07/15/28 .... 516 540,510
Ortho-Clinical Diagnostics, Inc.:
7.38%, 06/01/25 .................. 222 239,205
7.25%, 02/01/28 .................. 1,262 1,384,414
2,164,129
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 .................. 132 139,425
5.00%, 04/15/29 .................. 91 94,071
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 .................. 94 98,700
4.63%, 08/01/29 .................. 83 82,536
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
. 603 651,994
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 67 69,848
Community Health Systems Inc, 8.13%,
06/30/24
(b)
..................... 83 86,631
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 .................. 1,418 1,494,218
8.00%, 03/15/26 .................. 1,247 1,343,642
5.63%, 03/15/27 .................. 307 325,420
6.00%, 01/15/29 .................. 244 256,850
6.88%, 04/15/29 .................. 567 592,515
DaVita, Inc., 4.63%, 06/01/30
(b)
......... 119 120,488
Encompass Health Corp.:
4.50%, 02/01/28 .................. 23 23,834
4.75%, 02/01/30 .................. 31 32,550

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 .................. USD 207 $ 219,938
4.38%, 02/15/27 .................. 102 102,000
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 166 166,033
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 268 284,080
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 55 58,438
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 324 348,520
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 56 60,480
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 117 121,786
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 .................. 1,573 1,594,629
10.00%, 04/15/27 ................. 224 245,628
Tenet Healthcare Corp.
(b)
:
7.50%, 04/01/25 .................. 173 186,407
4.88%, 01/01/26 .................. 551 572,489
6.25%, 02/01/27 .................. 534 560,032
5.13%, 11/01/27 .................. 336 352,397
4.63%, 06/15/28 .................. 48 49,596
6.13%, 10/01/28 .................. 475 501,125
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
..................... 21 21,924
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 72 76,265
10,934,489
Hotels, Restaurants & Leisure — 1.5%
Affinity Gaming, 6.88%, 12/15/27
(b)
....... 100 106,150
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................. 126 139,507
6.38%, 04/01/26 .................. 77 79,502
4.75%, 12/01/27 .................. 117 119,936
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 173 177,757
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 .................. 1,194 1,269,461
8.13%, 07/01/27 .................. 1,125 1,250,077
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 502 528,491
Carnival Corp.
(b)
:
11.50%, 04/01/23 ................. 383 440,144
10.50%, 02/01/26 ................. 65 76,612
5.75%, 03/01/27 .................. 1,000 1,054,380
9.88%, 08/01/27 .................. 235 276,125
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 105 109,725
CEC Entertainment LLC, 6.75%, 05/01/26
(b)
.. 21 20,816
Cedar Fair LP
(b)
:
5.50%, 05/01/25 .................. 627 656,858
6.50%, 10/01/28 .................. 34 36,592
Champion Path Holdings Ltd.:
4.50%, 01/27/26 .................. 650 680,062
4.85%, 01/27/28 .................. 410 430,577
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 84 87,197
4.75%, 01/15/28 .................. 315 323,663
Fortune Star BVI Ltd.:
5.95%, 01/29/23 .................. 200 204,163
6.75%, 07/02/23 .................. 1,300 1,357,525
5.95%, 10/19/25 .................. 455 473,996
5.05%, 01/27/27 .................. 450 447,975
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
.. 39 41,925
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 1,012 1,024,650
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... 295 314,550
Life Time, Inc.
(b)
:
5.75%, 01/15/26 .................. 186 192,045
8.00%, 04/15/26 .................. 146 153,350
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Series EE, 5.75%,
05/01/25 ...................... USD 53 $ 61,011
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 .................. 425 443,275
5.63%, 07/17/27 .................. 400 423,325
MGM China Holdings Ltd., 5.88%, 05/15/26 .. 420 442,391
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 213 212,934
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................. 60 70,587
5.88%, 03/15/26 .................. 185 193,325
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 419 441,341
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 172 182,922
Powdr Corp., 6.00%, 08/01/25
(b)
......... 147 154,718
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................. 75 86,100
9.13%, 06/15/23 .................. 110 121,436
11.50%, 06/01/25 ................. 212 245,589
5.50%, 04/01/28 .................. 530 555,811
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 .................. 132 144,366
5.00%, 10/15/25 .................. 574 592,655
8.25%, 03/15/26 .................. 524 564,610
7.00%, 05/15/28 .................. 92 98,900
7.25%, 11/15/29 .................. 33 36,297
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
..................... 83 90,123
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
817 882,662
Station Casinos LLC, 4.50%, 02/15/28
(b)
.... 154 154,385
Studio City Finance Ltd., 6.00%, 07/15/25 ... 709 748,349
Travel + Leisure Co., 6.63%, 07/31/26
(b)
.... 47 53,874
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 79 83,839
Viking Cruises Ltd., 7.00%, 02/15/29
(b)
..... 27 27,979
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 104 105,690
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 59 60,900
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 155 163,719
Wynn Macau Ltd.:
5.50%, 01/15/26 .................. 531 555,559
5.50%, 10/01/27 .................. 252 263,072
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 .................. 106 114,480
5.13%, 10/01/29 .................. 611 631,578
Yum! Brands, Inc., 5.35%, 11/01/43 ....... 115 119,025
21,200,638
Household Durables — 0.2%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
. 30 32,175
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(b)
..................... 377 376,529
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
170 181,475
Controladora Mabe SA de CV, 5.60%,
10/23/28
(b)
..................... 337 391,615
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 53 55,650
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 184 198,720
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 .................. 74 77,515
4.63%, 03/01/30 .................. 190 191,900
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
43 45,187
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
190 202,112
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 7 7,710

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Household Durables (continued)
Tri Pointe Homes, Inc., 5.70%, 06/15/28 .... USD 37 $ 41,080
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
..................... 235 244,106
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 156 159,147
2,204,921
Household Products — 0.0%
(b)
Central Garden & Pet Co., 4.13%, 04/30/31 .. 160 159,200
Energizer Holdings, Inc., 4.75%, 06/15/28 ... 105 107,362
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26 ...................... 134 135,173
Spectrum Brands, Inc.:
5.00%, 10/01/29 .................. 99 104,693
5.50%, 07/15/30 .................. 63 67,961
574,389
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
:
5.25%, 06/01/26 .................. 103 105,735
5.13%, 03/15/28 .................. 780 792,729
4.63%, 02/01/29 .................. 112 110,320
5.00%, 02/01/31 .................. 426 419,610
1,428,394
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44 ........ 220 278,553
Insurance — 0.7%
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(b)
..................... 2,595 2,724,750
Allianz SE, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.50%
(a)(b)(i)
.................... 2,000 2,052,500
Ambac Assurance Corp., 5.10%
(b)(i)
....... 4 4,838
Ambac LSNI LLC, (LIBOR USD 3 Month +
5.00%), 6.00%, 02/12/23
(a)(b)
.......... 13 12,946
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
.... 76 80,655
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(i)
....... 400 430,136
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
... 310 314,256
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
157 159,386
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(i)
..................... 200 196,000
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. 258 274,770
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(i)
............ 400 404,825
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 200 213,440
Hub International Ltd., 7.00%, 05/01/26
(b)
... 1,157 1,198,733
KDB Life Insurance Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.66%), 7.50%
(a)(i)
............... 200 201,038
NFP Corp.
(b)
:
7.00%, 05/15/25 .................. 48 51,600
6.88%, 08/15/28 .................. 949 995,264
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 400 378,125
9,693,262
Interactive Media & Services — 0.0%
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... 510 520,649
Internet & Direct Marketing Retail — 0.0%
JD.com, Inc., 3.88%, 04/29/26 .......... 500 544,156
Security
Par (000)
Par (000) Value
IT Services — 0.3%
21Vianet Group, Inc., 7.88%, 10/15/21 ..... USD 595 $ 600,132
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
. 118 120,065
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 .................. 83 82,689
6.13%, 12/01/28 .................. 29 29,725
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
...... 54 54,810
Banff Merger Sub, Inc., 9.75%, 09/01/26
(b)
... 1,879 1,998,786
Cablevision Lightpath LLC, 5.63%, 09/15/28
(b)
200 205,000
Endure Digital, Inc., 6.00%, 02/15/29
(b)
..... 112 107,240
Gartner, Inc., 4.50%, 07/01/28
(b)
......... 76 79,897
Northwest Fiber LLC
(b)
:
6.00%, 02/15/28 .................. 173 172,991
10.75%, 06/01/28 ................. 58 65,540
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 .................. 114 120,698
6.75%, 06/01/25 .................. 1,096 1,116,232
Unisys Corp., 6.88%, 11/01/27
(b)
......... 65 71,337
4,825,142
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................. 101 106,101
5.88%, 12/15/27
(b)
................. 431 473,561
6.20%, 10/01/40 .................. 41 49,815
5.45%, 11/01/41 .................. 90 102,628
732,105
Machinery — 0.3%
Clark Equipment Co., 5.88%, 06/01/25
(b)
.... 162 171,750
Colfax Corp., 6.38%, 02/15/26
(b)
......... 30 31,800
EnPro Industries, Inc., 5.75%, 10/15/26 .... 65 68,737
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 104 106,927
Grinding Media, Inc., 7.38%, 12/15/23
(b)
.... 230 233,956
HTA Group Ltd., 7.00%, 12/18/25
(b)
....... 405 431,021
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(k)
......... 196 213,640
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 45 45,563
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. 89 95,675
Terex Corp., 5.00%, 05/15/29
(b)
......... 230 239,200
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 959 996,161
Titan International, Inc., 7.00%, 04/30/28
(b)
.. 96 98,890
Vertical Holdco GmbH, 7.63%, 07/15/28
(b)
... 600 654,000
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
.. 726 760,035
Wabash National Corp., 5.50%, 10/01/25
(b)
.. 105 107,100
4,254,455
Marine — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
........ 100 106,751
Media — 1.3%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 90 95,175
Altice Financing SA
(b)
:
7.50%, 05/15/26 .................. 989 1,027,522
5.00%, 01/15/28 .................. 429 423,101
AMC Networks, Inc., 4.25%, 02/15/29 ..... 95 93,812
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 39,682
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 247 258,115
Clear Channel Outdoor Holdings, Inc., 7.75%,
04/15/28
(b)
..................... 487 501,396
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 .................. 634 661,737
5.13%, 08/15/27
(b)
................. 1,867 1,895,005
CSC Holdings LLC
(b)
:
6.50%, 02/01/29 .................. 290 320,450
5.75%, 01/15/30 .................. 896 952,560

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
4.63%, 12/01/30 .................. USD 402 $ 392,955
4.50%, 11/15/31 .................. 385 385,000
5.00%, 11/15/31 .................. 215 215,403
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
421 307,330
DISH DBS Corp.:
5.88%, 11/15/24 .................. 99 107,104
7.75%, 07/01/26 .................. 1,197 1,379,543
Entercom Media Corp., 6.50%, 05/01/27
(b)
... 187 191,675
iHeartCommunications, Inc., 8.38%, 05/01/27 31 33,263
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 .................. 976 1,049,200
5.13%, 07/15/29 .................. 484 496,555
Meredith Corp., 6.88%, 02/01/26 ........ 31 31,814
News Corp., 3.88%, 05/15/29
(b)
......... 204 208,021
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 .................. 666 677,655
6.50%, 09/15/28 .................. 1,842 1,917,633
Scripps Escrow II, Inc., 5.38%, 01/15/31
(b)
... 128 129,760
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... 81 78,975
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 603 655,009
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 .................. 574 583,328
6.63%, 06/01/27 .................. 319 345,716
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
. 369 367,738
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 1,574 1,593,297
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... 200 204,840
Ziggo BV
(b)
:
5.50%, 01/15/27 .................. 180 187,214
4.88%, 01/15/30 .................. 400 411,088
18,218,671
Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24 ...................... 605 655,404
Allegheny Technologies, Inc., 7.88%, 08/15/23
(l)
44 47,905
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 200 207,480
Arconic Corp., 6.13%, 02/15/28
(b)
........ 195 207,187
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 1,600 1,728,000
Constellium SE
(b)
:
5.88%, 02/15/26 .................. 1,160 1,194,800
5.63%, 06/15/28 .................. 250 265,000
Freeport-McMoRan, Inc., 5.45%, 03/15/43 .. 1,607 1,962,067
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 254 276,352
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 93 102,760
JSW Steel Ltd., 5.38%, 04/04/25 ........ 470 497,407
Kaiser Aluminum Corp., 6.50%, 05/01/25
(b)
.. 62 65,720
New Gold, Inc.
(b)
:
6.38%, 05/15/25 .................. 94 96,703
7.50%, 07/15/27 .................. 590 640,150
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 643 682,223
Novelis Corp.
(b)
:
5.88%, 09/30/26 .................. 148 154,392
4.75%, 01/30/30 .................. 699 726,960
Periama Holdings LLC, 5.95%, 04/19/26 .... 365 388,999
TMS International Corp., 6.25%, 04/15/29
(b)
.. 88 91,520
United States Steel Corp.:
6.25%, 03/15/26 .................. 11 11,232
6.88%, 03/01/29 .................. 184 192,050
Vale Overseas Ltd.:
6.25%, 08/10/26 .................. 171 204,270
3.75%, 07/08/30 .................. 260 272,383
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Vedanta Resources Finance II plc:
8.00%, 04/23/23 .................. USD 1,000 $ 961,125
13.88%, 01/21/24 ................. 250 274,187
8.95%, 03/11/25
(b)
................. 282 278,052
12,184,328
Multiline Retail — 0.1%
(b)
Macy's, Inc., 8.38%, 06/15/25 .......... 425 468,873
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 418 427,564
896,437
Oil, Gas & Consumable Fuels — 2.7%
Adani Green Energy UP Ltd., 6.25%, 12/10/24 400 441,200
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 467 496,454
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 .................. 267 291,030
5.75%, 03/01/27 .................. 83 83,934
5.75%, 01/15/28 .................. 33 33,627
Antero Resources Corp.
(b)
:
8.38%, 07/15/26 .................. 57 64,004
7.63%, 02/01/29 .................. 164 177,850
Apache Corp.:
4.88%, 11/15/27 .................. 135 142,493
4.38%, 10/15/28 .................. 23 23,459
4.25%, 01/15/30 .................. 163 163,580
5.10%, 09/01/40 .................. 48 49,206
5.25%, 02/01/42 .................. 45 46,589
4.75%, 04/15/43 .................. 170 168,810
4.25%, 01/15/44 .................. 38 35,340
5.35%, 07/01/49 .................. 36 36,000
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 .................. 197 255,607
8.25%, 12/31/28 .................. 87 93,396
Azure Power Solar Energy Pvt Ltd., 5.65%,
12/24/24 ...................... 200 211,787
Baytex Energy Corp., 8.75%, 04/01/27
(b)
.... 128 118,400
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
127 137,287
BP Capital Markets plc
(a)(i)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38% ....................... 1,275 1,357,875
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88% ....................... 1,175 1,261,362
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................. 7 7,175
3.95%, 12/01/26 .................. 48 48,000
4.50%, 03/01/28
(b)
................. 94 94,118
5.85%, 11/15/43 .................. 93 91,547
5.60%, 10/15/44 .................. 117 112,320
Callon Petroleum Co., 9.00%, 04/01/25
(b)
... 353 366,238
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 170 160,222
Chesapeake Energy Corp.
(b)
:
5.50%, 02/01/26 .................. 43 45,365
5.88%, 02/01/29 .................. 136 146,540
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 157 161,710
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 .................. 171 176,344
6.38%, 06/15/26 .................. 292 299,329
CNX Resources Corp., 6.00%, 01/15/29
(b)
... 194 207,056
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(b)
..................... 91 91,910
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................. 99 102,250
9.75%, 08/15/26 .................. 104 113,077

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.75%, 03/01/29
(b)
................. USD 400 $ 408,600
Contemporary Ruiding Development Ltd.,
2.63%, 09/17/30 ................. 590 572,226
Continental Resources, Inc.:
5.75%, 01/15/31
(b)
................. 177 205,320
4.90%, 06/01/44 .................. 293 307,364
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
..................... 225 228,038
Crestwood Midstream Partners LP
(b)
:
5.63%, 05/01/27 .................. 133 135,327
6.00%, 02/01/29 .................. 146 150,928
CrownRock LP, 5.63%, 10/15/25
(b)
....... 1,340 1,386,900
DCP Midstream Operating LP, 6.75%,
09/15/37
(b)
..................... 230 265,650
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(b)
..................... 413 467,557
Enbridge, Inc.
(a)
:
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77 .......... 750 807,492
Series 20-A, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.31%), 5.75%, 07/15/80 .......... 980 1,080,754
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 .................. 97 103,305
5.50%, 01/30/26 .................. 233 241,299
5.75%, 01/30/28 .................. 171 182,543
Energean Israel Finance Ltd., 4.88%,
03/30/26
(b)
..................... 225 232,042
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
.. 131 135,421
EnLink Midstream Partners LP:
4.85%, 07/15/26 .................. 17 17,170
5.60%, 04/01/44 .................. 99 85,387
5.05%, 04/01/45 .................. 32 26,320
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................. 169 184,633
4.13%, 12/01/26 .................. 16 16,160
6.50%, 07/01/27
(b)
................. 237 261,703
EQT Corp.:
3.90%, 10/01/27 .................. 28 29,193
8.50%, 02/01/30
(l)
................. 43 54,986
Genesis Energy LP:
5.63%, 06/15/24 .................. 60 60,000
6.50%, 10/01/25 .................. 10 10,050
8.00%, 01/15/27 .................. 128 131,868
7.75%, 02/01/28 .................. 49 49,490
Geopark Ltd., 5.50%, 01/17/27
(b)
......... 200 204,825
Greenko Dutch BV, 3.85%, 03/29/26 ...... 400 405,375
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 .................. 200 205,750
5.95%, 07/29/26 .................. 200 214,600
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 229 246,748
Hess Midstream Operations LP, 5.13%,
06/15/28
(b)
..................... 134 138,690
Hilcorp Energy I LP
(b)
:
5.75%, 02/01/29 .................. 188 191,290
6.00%, 02/01/31 .................. 111 114,330
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
. 91 93,957
HPCL-Mittal Energy Ltd.:
5.45%, 10/22/26 .................. 200 208,100
5.25%, 04/28/27 .................. 400 411,450
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 291 291,728
India Green Energy Holdings:
5.38%, 04/29/24 .................. 250 260,625
5.38%, 04/29/24
(b)
................. 300 312,750
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Indigo Natural Resources LLC, 5.38%,
02/01/29
(b)
..................... USD 585 $ 580,613
Investment Energy Resources Ltd., 6.25%,
04/26/29
(b)
..................... 200 212,700
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 389 406,684
Matador Resources Co., 5.88%, 09/15/26 ... 558 556,605
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 .. 400 434,075
MEG Energy Corp.
(b)
:
7.13%, 02/01/27 .................. 110 117,456
5.88%, 02/01/29 .................. 112 114,800
Mongolian Mining Corp., 9.25%, 04/15/24 ... 450 421,116
Murphy Oil Corp.:
6.38%, 07/15/28 .................. 62 62,930
6.37%, 12/01/42
(l)
................. 11 10,312
New Fortress Energy, Inc.
(b)
:
6.75%, 09/15/25 .................. 1,310 1,355,444
6.50%, 09/30/26 .................. 1,068 1,089,712
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
279 292,253
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 174 233,786
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
374 384,367
NuStar Logistics LP:
5.75%, 10/01/25 .................. 69 74,261
6.00%, 06/01/26 .................. 82 88,868
6.38%, 10/01/30 .................. 17 18,721
Occidental Petroleum Corp.:
2.70%, 08/15/22 .................. 224 225,400
2.70%, 02/15/23 .................. 59 59,147
6.95%, 07/01/24 .................. 39 43,144
2.90%, 08/15/24 .................. 145 144,638
5.50%, 12/01/25 .................. 112 120,400
3.40%, 04/15/26 .................. 42 41,535
3.00%, 02/15/27 .................. 4 3,817
8.88%, 07/15/30 .................. 24 30,840
6.13%, 01/01/31 .................. 180 200,250
4.30%, 08/15/39 .................. 226 199,382
6.20%, 03/15/40 .................. 826 877,625
4.50%, 07/15/44 .................. 127 113,348
4.63%, 06/15/45 .................. 259 234,395
6.60%, 03/15/46 .................. 8 8,820
4.40%, 04/15/46 .................. 190 167,200
4.10%, 02/15/47 .................. 49 40,793
4.20%, 03/15/48 .................. 210 176,969
4.40%, 08/15/49 .................. 68 58,820
Oil and Gas Holding Co. BSCC (The), 7.63%,
11/07/24 ...................... 241 268,835
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 249 251,727
Ovintiv Exploration, Inc.:
5.75%, 01/30/22 .................. 54 55,712
5.38%, 01/01/26 .................. 20 22,407
Ovintiv, Inc.:
7.38%, 11/01/31 .................. 60 79,266
6.50%, 08/15/34 .................. 68 86,744
Parkland Corp.
(b)
:
5.88%, 07/15/27 .................. 118 125,646
4.50%, 10/01/29 .................. 220 224,543
Parsley Energy LLC
(b)
:
5.63%, 10/15/27 .................. 22 24,035
4.13%, 02/15/28 .................. 94 98,700
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
... 586 613,835
PDC Energy, Inc.:
6.13%, 09/15/24 .................. 61 62,525
6.25%, 12/01/25 .................. 48 48,720
5.75%, 05/15/26 .................. 727 755,847
Petrobras Global Finance BV:
5.30%, 01/27/25 .................. 326 361,106

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.75%, 05/23/26 .................. USD 150 $ 190,747
6.00%, 01/27/28 .................. 297 334,868
5.60%, 01/03/31 .................. 674 727,078
Puma International Financing SA
(b)
:
5.13%, 10/06/24 .................. 400 405,875
5.00%, 01/24/26 .................. 200 201,037
Range Resources Corp.:
5.88%, 07/01/22 .................. 16 16,120
5.00%, 08/15/22 .................. 39 39,877
5.00%, 03/15/23 .................. 35 35,788
4.88%, 05/15/25 .................. 49 48,694
9.25%, 02/01/26 .................. 36 39,531
8.25%, 01/15/29
(b)
................. 286 310,244
Rattler Midstream LP, 5.63%, 07/15/25
(b)
.... 154 162,278
ReNew Power Ltd., 6.45%, 09/27/22 ...... 500 517,594
ReNew Power Synthetic, 6.67%, 03/12/24 ... 400 419,075
Santos Finance Ltd., 5.25%, 03/13/29 ..... 200 222,354
SM Energy Co.:
6.13%, 11/15/22 .................. 210 207,375
5.00%, 01/15/24 .................. 204 195,099
10.00%, 01/15/25
(b)
................ 517 588,088
5.63%, 06/01/25 .................. 24 22,920
6.75%, 09/15/26 .................. 39 37,732
6.63%, 01/15/27 .................. 44 42,515
Southwestern Energy Co., 8.38%, 09/15/28 .. 75 82,404
Sunoco LP, 6.00%, 04/15/27 ........... 4 4,206
Tallgrass Energy Partners LP
(b)
:
7.50%, 10/01/25 .................. 71 77,568
6.00%, 12/31/30 .................. 92 92,230
Targa Resources Partners LP:
5.88%, 04/15/26 .................. 16 16,760
5.50%, 03/01/30 .................. 249 269,316
4.88%, 02/01/31
(b)
................. 36 37,564
Teine Energy Ltd., 6.88%, 04/15/29
(b)
...... 135 136,685
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
457 457,197
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. 103 107,630
Western Midstream Operating LP:
5.45%, 04/01/44 .................. 129 135,646
5.30%, 03/01/48 .................. 507 519,680
5.50%, 08/15/48 .................. 39 39,780
6.50%, 02/01/50
(l)
................. 736 832,777
38,905,641
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 3.75%, 01/15/31 .... 180 183,600
Personal Products — 0.0%
(b)
Coty, Inc., 5.00%, 04/15/26 ............ 80 80,952
Edgewell Personal Care Co., 5.50%, 06/01/28 31 32,937
113,889
Pharmaceuticals — 0.5%
Bausch Health Cos., Inc.
(b)
:
7.00%, 01/15/28 .................. 558 606,825
5.00%, 01/30/28 .................. 200 203,000
5.00%, 02/15/29 .................. 306 306,471
6.25%, 02/15/29 .................. 334 353,205
7.25%, 05/30/29 .................. 340 376,751
5.25%, 01/30/30 .................. 1,046 1,051,230
5.25%, 02/15/31 .................. 381 381,518
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
..................... 200 208,000
Endo DAC
(b)
:
9.50%, 07/31/27 .................. 589 624,340
6.00%, 06/30/28 .................. 270 205,200
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
..................... 361 357,390
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 403 $ 412,068
Jubilant Pharma Ltd., 6.00%, 03/05/24 ..... 200 209,975
Organon Finance 1 LLC, 5.13%, 04/30/31
(b)
.. 470 487,672
P&L Development LLC, 7.75%, 11/15/25
(b)
... 169 179,562
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 1,402 1,475,605
7,438,812
Professional Services — 0.0%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 .... 56 56,000
Jaguar Holding Co. II/PPD Development LP,
5.00%, 06/15/28 ................. 319 347,870
Science Applications International Corp.,
4.88%, 04/01/28 ................. 81 83,531
487,401
Real Estate Management & Development — 4.0%
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(i)
..................... 200 203,600
5.75%, 01/02/25 .................. 1,018 1,023,090
6.05%, 10/13/25 .................. 280 284,865
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 440 451,962
Celulosa Arauco y Constitucion SA, 4.20%,
01/29/30 ...................... 200 216,000
Central China Real Estate Ltd.:
6.88%, 08/08/22 .................. 200 198,500
7.25%, 04/24/23 .................. 350 342,125
7.65%, 08/27/23 .................. 200 193,438
CFLD Cayman Investment Ltd.
(d)(h)
:
8.63%, 02/28/21 .................. 200 69,163
6.92%, 06/16/22 .................. 408 139,561
6.90%, 01/13/23 .................. 618 211,781
8.60%, 04/08/24 .................. 200 68,350
China Aoyuan Group Ltd.:
7.50%, 05/10/21 .................. 400 399,840
8.50%, 01/23/22 .................. 200 203,437
7.95%, 02/19/23 .................. 1,200 1,228,125
6.35%, 02/08/24 .................. 365 362,262
5.98%, 08/18/25 .................. 265 250,425
6.20%, 03/24/26 .................. 200 188,163
China Evergrande Group:
9.50%, 04/11/22 .................. 272 267,036
11.50%, 01/22/23 ................. 390 374,595
10.00%, 04/11/23 ................. 733 679,537
12.00%, 01/22/24 ................. 822 769,495
10.50%, 04/11/24 ................. 250 224,343
China SCE Group Holdings Ltd.:
5.88%, 03/10/22 .................. 200 202,024
7.25%, 04/19/23 .................. 1,100 1,137,675
7.38%, 04/09/24 .................. 541 563,249
CIFI Holdings Group Co. Ltd.:
5.50%, 01/23/22 .................. 400 404,500
6.55%, 03/28/24 .................. 400 421,700
6.45%, 11/07/24 .................. 411 434,581
6.00%, 07/16/25 .................. 434 458,087
5.25%, 05/13/26 .................. 285 291,288
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 .................. 200 212,350
5.40%, 05/27/25 .................. 639 682,652
6.15%, 09/17/25 .................. 800 879,750
4.80%, 08/06/30 .................. 560 582,505
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ 291 311,370

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Easy Tactic Ltd.:
9.13%, 07/28/22 .................. USD 412 $ 415,811
5.88%, 02/13/23 .................. 200 187,100
8.63%, 02/27/24 .................. 1,000 941,437
8.13%, 07/11/24 .................. 200 184,225
Excel Capital Global Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 3 Year
+ 9.34%), 7.00%
(a)(i)
............... 700 701,086
Fantasia Holdings Group Co. Ltd.:
15.00%, 12/18/21 ................. 400 414,500
11.75%, 04/17/22 ................. 600 609,863
12.25%, 10/18/22 ................. 400 406,450
10.88%, 01/09/23 ................. 218 217,087
11.88%, 06/01/23 ................. 300 299,775
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
83 87,773
Gemdale Ever Prosperity Investment Ltd.,
4.95%, 07/26/22 ................. 200 202,034
Global Prime Capital Pte. Ltd.:
5.50%, 10/18/23 .................. 200 204,787
5.95%, 01/23/25 .................. 404 419,731
Greenland Global Investment Ltd.:
(LIBOR USD 3 Month + 4.85%), 5.05%,
09/26/21
(a)
.................... 200 196,225
5.60%, 11/13/22 .................. 200 183,350
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 76 78,280
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ...................... 958 978,537
Howard Hughes Corp. (The)
(b)
:
5.38%, 08/01/28 .................. 299 316,342
4.13%, 02/01/29 .................. 141 139,590
4.38%, 02/01/31 .................. 279 276,210
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(d)(h)
. 200 76,937
Jinke Properties Group Co. Ltd., 8.38%,
06/20/21 ...................... 450 450,225
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22 .................. 200 204,162
11.95%, 10/22/22 ................. 412 433,064
11.50%, 01/30/23 ................. 700 723,538
10.88%, 07/23/23 ................. 990 1,031,951
9.75%, 09/28/23 .................. 624 640,692
11.95%, 11/12/23 ................. 200 211,225
9.38%, 06/30/24 .................. 400 397,200
KWG Group Holdings Ltd.:
7.88%, 09/01/23 .................. 700 722,750
7.40%, 03/05/24 .................. 200 211,288
5.88%, 11/10/24 .................. 200 203,412
5.95%, 08/10/25 .................. 550 555,500
Logan Group Co. Ltd.:
6.50%, 07/16/23 .................. 700 716,319
6.90%, 06/09/24 .................. 200 209,725
5.75%, 01/14/25 .................. 400 412,325
5.25%, 10/19/25 .................. 200 202,975
MAF Sukuk Ltd., 4.64%, 05/14/29 ........ 464 519,622
Modern Land China Co. Ltd.:
12.85%, 10/25/21 ................. 200 203,937
9.80%, 04/11/23 .................. 200 191,975
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24
(d)(h)
.................... 400 160,825
New Metro Global Ltd.:
6.50%, 05/20/22 .................. 251 255,393
6.80%, 08/05/23 .................. 408 423,886
4.80%, 12/15/24 .................. 335 333,178
Powerlong Real Estate Holdings Ltd.:
7.13%, 11/08/22 .................. 400 417,500
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.95%, 07/23/23 .................. USD 200 $ 208,600
6.25%, 08/10/24 .................. 212 219,990
Realogy Group LLC
(b)
:
7.63%, 06/15/25 .................. 22 24,035
5.75%, 01/15/29 .................. 217 225,138
Redsun Properties Group Ltd.:
9.95%, 04/11/22 .................. 400 413,825
10.50%, 10/03/22 ................. 912 960,621
7.30%, 01/13/25 .................. 471 453,867
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 .................. 200 211,350
5.90%, 03/05/25 .................. 200 207,225
6.00%, 09/04/25 .................. 1,130 1,170,963
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 200 200,750
Ronshine China Holdings Ltd.:
10.50%, 03/01/22 ................. 200 204,475
8.75%, 10/25/22 .................. 765 770,163
8.95%, 01/22/23 .................. 615 620,689
8.10%, 06/09/23 .................. 200 197,350
Scenery Journey Ltd.:
11.50%, 10/24/22 ................. 950 904,162
13.00%, 11/06/22 ................. 733 712,522
12.00%, 10/24/23 ................. 626 579,559
Seazen Group Ltd.:
6.45%, 06/11/22 .................. 200 203,750
6.00%, 08/12/24 .................. 472 487,193
Shimao Group Holdings Ltd.:
6.38%, 10/15/21 .................. 550 559,453
5.60%, 07/15/26 .................. 200 215,725
3.45%, 01/11/31 .................. 790 756,425
Shui On Development Holding Ltd.:
6.25%, 11/28/21 .................. 400 405,375
5.75%, 11/12/23 .................. 200 205,687
6.15%, 08/24/24 .................. 835 869,183
Sunac China Holdings Ltd.:
7.25%, 06/14/22 .................. 460 474,605
7.95%, 10/11/23 .................. 600 633,675
7.50%, 02/01/24 .................. 513 537,945
6.65%, 08/03/24 .................. 400 411,575
7.00%, 07/09/25 .................. 472 483,800
Theta Capital Pte. Ltd., 8.13%, 01/22/25 .... 200 212,038
Times China Holdings Ltd.:
6.75%, 07/16/23 .................. 1,000 1,020,187
6.75%, 07/08/25 .................. 1,002 1,024,107
6.20%, 03/22/26 .................. 200 197,100
Wanda Group Overseas Ltd., 7.50%, 07/24/22 670 638,929
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ...................... 250 247,234
Wanda Properties Overseas Ltd., 6.88%,
07/23/23 ...................... 200 196,413
Yango Justice International Ltd.:
10.00%, 02/12/23 ................. 450 469,209
9.25%, 04/15/23 .................. 249 256,439
8.25%, 11/25/23 .................. 472 477,841
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 .................. 800 828,150
6.80%, 02/27/24 .................. 660 690,442
Yuzhou Group Holdings Co. Ltd.:
8.63%, 01/23/22 .................. 200 199,500
8.50%, 02/04/23 .................. 200 194,500
6.00%, 10/25/23 .................. 400 361,000
8.50%, 02/26/24 .................. 1,000 927,500
8.38%, 10/30/24 .................. 200 182,500
8.30%, 05/27/25 .................. 200 177,937
7.85%, 08/12/26 .................. 200 168,350

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.35%, 01/13/27 .................. USD 600 $ 495,375
Zhenro Properties Group Ltd.:
8.70%, 08/03/22 .................. 200 205,187
9.15%, 05/06/23 .................. 200 208,287
8.30%, 09/15/23 .................. 618 632,987
6.63%, 01/07/26 .................. 255 237,278
57,079,386
Road & Rail — 0.3%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
82 85,382
CMB International Leasing Management Ltd.,
2.75%, 08/12/30 ................. 610 584,761
DAE Funding LLC, 3.38%, 03/20/28
(b)
..... 440 438,900
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. 236 243,080
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28 ...................... 200 211,986
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 427 450,272
Simpar Europe SA, 5.20%, 01/26/31
(b)
..... 295 297,213
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 .................. 686 741,738
8.00%, 11/01/26 .................. 840 909,048
7.50%, 09/15/27 .................. 330 363,914
6.25%, 01/15/28 .................. 156 169,480
4,495,774
Software — 0.4%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 176 185,020
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................. 1,690 1,732,250
Boxer Parent Co., Inc.
(b)
:
7.13%, 10/02/25 .................. 260 279,489
9.13%, 03/01/26 .................. 596 628,506
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 .................. 527 537,962
4.25%, 01/31/26 .................. 41 42,947
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 181 186,336
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 200 198,000
Rocket Software, Inc., 6.50%, 02/15/29
(b)
... 287 290,229
Solera LLC, 10.50%, 03/01/24
(b)
......... 675 695,250
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 1,305 1,350,675
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
154 152,075
6,278,739
Specialty Retail — 0.6%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 .................. 41 42,230
4.75%, 03/01/30 .................. 10 10,450
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(k)
.. 206 212,201
Carvana Co., 5.50%, 04/15/27
(b)
......... 210 212,530
eG Global Finance plc
(b)
:
6.75%, 02/07/25 .................. 600 617,220
8.50%, 10/30/25 .................. 228 241,597
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 21 20,974
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 193 193,282
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 200 190,330
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
81 81,709
L Brands, Inc., 6.63%, 10/01/30
(b)
........ 73 84,130
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 301 308,525
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 181 185,148
Magic Mergeco, Inc.
(b)
:
5.25%, 05/01/28 .................. 38 38,475
7.88%, 05/01/29 .................. 13 13,357
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 88 92,400
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
PetSmart, Inc.
(b)
:
4.75%, 02/15/28 .................. USD 271 $ 279,469
7.75%, 02/15/29 .................. 1,253 1,357,588
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 428 451,005
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
... 1,371 1,434,409
Staples, Inc.
(b)
:
7.50%, 04/15/26 .................. 916 948,060
10.75%, 04/15/27 ................. 176 182,107
Vivo Energy Investments BV, 5.13%, 09/24/27
(b)
200 213,350
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 731 775,774
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(k)
............ 161 167,037
8,353,357
Technology Hardware, Storage & Peripherals — 0.1%
(b)
Diebold Nixdorf, Inc., 9.38%, 07/15/25 ..... 65 72,394
NCR Corp.:
5.00%, 10/01/28 .................. 70 72,100
5.13%, 04/15/29 .................. 144 148,140
6.13%, 09/01/29 .................. 235 255,562
5.25%, 10/01/30 .................. 181 187,335
735,531
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., 4.25%, 03/15/29
(b)
.......... 120 121,909
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 . 200 37,938
159,847
Thrifts & Mortgage Finance — 0.1%
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
..................... 488 529,924
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 209 205,802
MGIC Investment Corp., 5.25%, 08/15/28 ... 105 110,775
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 .................. 262 273,790
5.50%, 08/15/28 .................. 365 368,650
5.13%, 12/15/30 .................. 104 102,925
PennyMac Financial Services, Inc., 4.25%,
02/15/29
(b)
..................... 21 20,108
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
..................... 135 132,675
1,744,649
Trading Companies & Distributors — 0.1%
(b)
Boise Cascade Co., 4.88%, 07/01/30 ...... 7 7,420
Brightstar Escrow Corp., 9.75%, 10/15/25 ... 54 58,860
Fortress Transportation & Infrastructure
Investors LLC:
6.50%, 10/01/25 .................. 57 59,280
9.75%, 08/01/27 .................. 27 31,185
5.50%, 05/01/28 .................. 264 273,570
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 160 158,736
Imola Merger Corp., 4.75%, 05/15/29 ...... 512 531,814
WESCO Distribution, Inc.:
7.13%, 06/15/25 .................. 275 297,000
7.25%, 06/15/28 .................. 256 284,160
1,702,025
Transportation Infrastructure — 0.0%
(i)
DP World Salaam, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.75%), 6.00%
(a)
................. 233 255,062
Royal Capital BV, 5.88% ............. 200 205,913
460,975

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
..................... USD 82 $ 85,878
Wireless Telecommunication Services — 0.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 2,697 2,816,342
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
..................... 135 141,666
Kenbourne Invest SA
(b)
:
6.88%, 11/26/24 .................. 475 505,068
4.70%, 01/22/28 .................. 200 204,500
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(k)
........ 255 231,303
Millicom International Cellular SA:
5.13%, 01/15/28 .................. 474 499,438
4.50%, 04/27/31
(b)
................. 360 382,500
VEON Holdings BV, 4.00%, 04/09/25
(b)
..... 252 264,206
Vodafone Group plc, (USD Swap Semi 5 Year +
4.87%), 7.00%, 04/04/79
(a)
........... 955 1,164,068
VTR Comunicaciones SpA
(b)
:
5.13%, 01/15/28 .................. 400 418,575
4.38%, 04/15/29 .................. 250 252,109
6,879,775
Total Corporate Bonds — 27.0%
(Cost: $371,355,934) .............................. 383,600,620
Equity-Linked Notes — 21.0%
Aerospace & Defense — 0.0%
Royal Bank of Canada (L3Harris Technologies,
Inc.), 12.56%, 05/06/21
(b)
............ 3 549,463
Auto Components — 0.1%
Credit Suisse AG (Continental AG),
16.35%, 05/06/21 ................. EUR 8 1,065,691
Automobiles — 0.0%
Citigroup Global Markets Holdings, Inc.
(General Motors Co.), 15.71%, 05/06/21
(b)
. USD 12 674,529
Banks — 1.9%
BNP Paribas SA (Citigroup, Inc.),
12.09%, 07/15/21 ................. 30 2,179,832
BNP Paribas SA (Truist Financial Corp.),
10.51%, 07/15/21 ................. 13 752,930
BNP Paribas SA (US Bancorp.):
12.52%, 05/04/21
(b)
................ 57 2,795,696
9.92%, 05/24/21 .................. 13 758,508
Canadian Imperial Bank of Commerce
(JPMorgan Chase & Co.):
10.37%, 05/14/21
(b)
................ 24 3,642,505
10.62%, 06/04/21 ................. 17 2,653,248
Canadian Imperial Bank of Commerce (Wells
Fargo & Co.), 16.03%, 06/04/21 ........ 63 2,748,621
Citigroup Global Markets Holdings,
Inc. (Citizens Financial Group, Inc.),
13.06%, 07/16/21
(b)
................ 16 752,179
JPMorgan Structured Products BV (Bank of
America Corp.):
11.61%, 05/20/21
(b)
................ 92 3,713,984
10.90%, 07/15/21 ................. 93 3,734,691
Royal Bank of Canada (Fifth Third BanCorp.),
17.40%, 05/04/21
(b)
................ 55 1,866,691
Royal Bank of Canada (Regions Financial
Corp.), 14.64%, 05/04/21
(b)
........... 93 1,904,267
27,503,152
Security
Par (000)
Par (000) Value
Beverages — 0.3%
Royal Bank of Canada (Constellation Brands,
Inc.), 14.48%, 05/18/21
(b)
............ USD 1 $ 352,184
Toronto-Dominion Bank (The) (Coca-Cola Co.
(The)), 8.71%, 06/07/21 ............. 65 3,519,228
3,871,412
Biotechnology — 0.2%
Merrill Lynch International & Co. (AbbVie, Inc.),
16.05%, 05/24/21 ................. 22 2,427,688
Building Products — 0.3%
Barclays Bank plc (Masco Corp.),
10.83%, 07/30/21 ................. 15 928,954
Citigroup Global Markets Holdings, Inc.
(Fortune Brands Home & Security, Inc.),
9.98%, 06/04/21
(b)
................. 4 367,820
Credit Suisse AG (Carrier Global Corp.),
11.85%, 07/02/21 ................. 53 2,324,448
Royal Dutch Shell plc (Johnson Controls
International plc), 10.16%, 08/02/21 ..... 12 741,714
4,362,936
Capital Markets — 0.9%
Barclays Bank plc (Ameriprise Financial Inc.),
14.01%, 05/05/21 ................. 4 916,895
BNP Paribas SA (Charles SchwabCorp. (The)),
10.39%, 07/16/21 ................. 11 756,755
Canadian Imperial Bank of Commerce
(Goldman Sachs Group, Inc. (The)):
10.76%, 05/20/21
(b)
................ 5 1,751,896
14.85%, 06/04/21 ................. 8 2,699,978
Credit Suisse AG (Deutsche Boerse AG),
8.95%, 05/06/21 .................. EUR 5 893,183
JPMorgan Structured Products BV (Morgan
Stanley), 10.72%, 07/16/21
(b)
.......... USD 47 3,790,842
Royal Bank of Canada (Ameriprise Financial,
Inc.), 11.21%, 07/29/21
(b)
............. 3 743,947
Royal Dutch Shell plc (T Rowe Price Group,
Inc.), 11.60%, 07/29/21 .............. 4 738,417
UBS AG (UBS Group AG), 9.70%, 07/16/21 .. 4 713,388
13,005,301
Chemicals — 0.6%
Citigroup Global Markets Holdings, Inc.
(Corteva, Inc.), 13.05%, 05/06/21
(b)
...... 15 712,245
Citigroup Global Markets Holdings, Inc. (Linde
plc), 8.12%, 05/07/21
(b)
.............. 9 2,559,933
JPMorgan Structured Products BV (Mosaic Co.
(The)), 20.89%, 05/04/21
(b)
........... 10 364,734
JPMorgan Structured Products BV (Scotts
Miracle-Gro Co. (The)), 13.07%, 05/04/21
(b)
4 956,726
Merrill Lynch International & Co. (DuPont de
Nemours, Inc.):
13.06%, 05/04/21
(b)
................ 9 688,202
11.59%, 05/06/21 ................. 12 918,569
Merrill Lynch International & Co. (Sherwin-
Williams Co. (The)):
10.60%, 06/04/21
(b)
................ 3 745,668
9.70%, 07/28/21 .................. 1 372,014
Societe Generale SA (Dow, Inc.),
17.34%, 06/14/21 ................. 29 1,793,315
9,111,406

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.1%
(b)
JPMorgan Structured Products BV (Copart,
Inc.), 13.05%, 05/19/21 .............. USD 5 $ 548,264
Royal Bank of Canada (Republic Services,
Inc.), 9.45%, 05/05/21 .............. 5 540,431
1,088,695
Communications Equipment — 0.2%
Merrill Lynch International & Co. (Cisco
Systems, Inc.), 14.86%, 05/18/21 ....... 66 3,393,549
Construction & Engineering — 0.0%
JPMorgan Structured Products BV (Vinci SA),
10.74%, 05/28/21
(b)
................ 3 539,037
Construction Materials — 0.0%
Credit Suisse AG (Martin Marietta Materials,
Inc.), 13.70%, 05/04/21 .............. 2 549,745
Consumer Finance — 0.6%
Canadian Imperial Bank of Commerce (Ally
Financial, Inc.):
15.79%, 05/21/21 ................. 11 564,348
10.86%, 07/16/21 ................. 15 771,984
Canadian Imperial Bank of Commerce
(Synchrony Financial), 16.23%, 07/22/21 .. 18 775,488
Merrill Lynch International & Co. (Capital One
Financial Corp.), 11.48%, 07/21/21 ...... 6 924,427
Royal Bank of Canada (American Express Co.),
10.30%, 06/04/21
(b)
................ 6 934,439
Royal Bank of Canada (Discover Financial
Services):
14.42%, 05/04/21
(b)
................ 29 2,948,198
16.46%, 06/14/21 ................. 18 1,892,306
8,811,190
Containers & Packaging — 0.2%
JPMorgan Structured Products BV (Crown
Holdings, Inc.), 9.34%, 06/07/21
(b)
...... 8 893,105
Merrill Lynch International & Co. (International
Paper, Co.), 10.67%, 06/30/21 ......... 24 1,418,778
Royal Bank of Canada (Sealed Air Corp.),
10.57%, 05/06/21
(b)
................ 11 549,943
2,861,826
Distributors — 0.0%
BNP Paribas SA (Genuine Parts Co.),
14.48%, 05/06/21
(b)
................ 4 545,076
Diversified Telecommunication Services — 0.1%
Merrill Lynch International & Co. (Verizon
Communications, Inc.), 7.20%, 07/22/21 .. 34 1,991,689
Electric Utilities — 0.6%
JPMorgan Structured Products BV (American
Electric Power Co, Inc.), 10.92%, 06/03/21
(b)
20 1,761,726
JPMorgan Structured Products BV (Duke
Energy Corp.), 11.22%, 06/03/21
(b)
...... 18 1,762,368
JPMorgan Structured Products BV (Southern
Co. (The)), 11.51%, 06/03/21
(b)
......... 28 1,785,357
Merrill Lynch International & Co. (NextEra
Energy, Inc.):
14.97%, 06/03/21 ................. 23 1,775,761
10.22%, 07/23/21 ................. 26 2,006,187
9,091,399
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.2%
Barclays Bank plc (Rockwell Automation, Inc.),
10.35%, 07/26/21 ................. USD 5 $ 1,295,555
JPMorgan Structured Products BV (Eaton Corp
plc), 10.43%, 05/26/21
(b)
............. 6 896,239
2,191,794
Electronic Equipment, Instruments & Components — 0.1%
Barclays Bank plc (Flex Ltd.), 12.72%, 05/07/21 40 698,181
Royal Bank of Canada (Corning, Inc.),
12.51%, 07/28/21
(b)
................ 8 368,665
1,066,846
Energy Equipment & Services — 0.1%
Royal Bank of Canada (Halliburton Co.),
14.85%, 05/24/21
(b)
................ 43 856,497
Entertainment — 0.3%
Bank of Montreal (Electronic Arts, Inc.),
13.90%, 05/06/21 ................. 3 371,069
Barclays Bank plc (Activision Blizzard, Inc.):
14.78%, 05/04/21
(b)
................ 9 840,261
13.91%, 05/06/21 ................. 6 517,564
BNP Paribas SA (Take-Two Interactive
Software, Inc.):
16.27%, 05/19/21 ................. 3 526,396
15.72%, 05/20/21
(b)
................ 2 352,267
JPMorgan Structured Products BV (Walt Disney
Co. (The)), 12.18%, 05/13/21
(b)
........ 6 1,184,657
3,792,214
Equity Real Estate Investment Trusts (REITs) — 0.7%
BNP Paribas SA (Crown Castle International
Corp.), 9.98%, 06/03/21 ............. 10 1,811,185
BNP Paribas SA (Prologis, Inc.):
10.98%, 06/03/21 ................. 16 1,803,675
7.31%, 06/07/21 .................. 23 2,682,150
BNP Paribas SA (Simon Property Group, Inc.),
19.58%, 06/03/21 ................. 15 1,852,162
Merrill Lynch International & Co. (Equinix, Inc.),
14.17%, 06/03/21 ................. 3 1,783,058
9,932,230
Food & Staples Retailing — 0.4%
BNP Paribas SA (Walmart, Inc.),
14.62%, 05/17/21 ................. 9 1,147,873
JPMorgan Structured Products BV (Costco
Wholesale Corp.), 10.69%, 05/28/21
(b)
.... 2 731,542
JPMorgan Structured Products BV (Kroger Co.
(The)), 13.08%, 06/17/21
(b)
........... 46 1,704,513
Societe Generale SA (Tesco plc),
8.85%, 06/14/21 .................. 9 1,777,462
5,361,390
Food Products — 0.3%
Canadian Imperial Bank of Commerce
(Conagra Brands, Inc.), 9.30%, 06/29/21 .. 38 1,405,594
Citigroup Global Markets Holdings, Inc. (Kraft
Heinz Co. (The)), 11.80%, 07/02/21
(b)
.... 42 1,771,015
Royal Bank of Canada (Archer-Daniels-Midland
Co.), 10.19%, 07/29/21
(b)
............. 6 376,340
3,552,949
Health Care Equipment & Supplies — 0.7%
BNP Paribas SA (Danaher Corp.):
10.42%, 05/05/21 ................. 4 828,406
9.85%, 05/06/21
(b)
................. 6 1,452,230
13.48%, 05/27/21
(b)
................ 5 1,279,929
8.95%, 06/14/21 .................. 7 1,764,476

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
JPMorgan Structured Products BV (Abbott
Laboratories):
9.47%, 05/25/21
(b)
................. USD 12 $ 1,397,367
8.08%, 07/16/21 .................. 22 2,702,908
JPMorgan Structured Products BV (Becton
Dickinson and Co.), 10.22%, 05/05/21
(b)
.. 4 874,162
10,299,478
Health Care Providers & Services — 0.9%
Canadian Imperial Bank of Commerce
(UnitedHealth Group, Inc.), 6.15%, 05/24/21 12 4,641,111
Credit Suisse AG (Laboratory Corp. of America
Holdings):
11.65%, 05/27/21
(b)
................ 2 544,148
9.60%, 07/28/21 .................. 5 1,296,785
Merrill Lynch International & Co. (Anthem, Inc.),
8.90%, 07/22/21 .................. 6 2,157,698
Royal Bank of Canada (McKesson Corp.),
15.58%, 05/20/21
(b)
................ 2 345,928
Societe Generale SA (HCA Healthcare, Inc.),
16.16%, 06/14/21 ................. 9 1,766,876
Societe Generale SA (Quest Diagnostics, Inc.),
9.41%, 06/14/21 .................. 11 1,474,865
12,227,411
Hotels, Restaurants & Leisure — 0.3%
Barclays Bank plc (McDonald's Corp.),
9.71%, 06/04/21 .................. 3 747,373
BNP Paribas SA (Expedia Group, Inc.),
21.90%, 05/20/22
(b)
................ 3 526,571
Merrill Lynch International & Co. (Yum! Brands,
Inc.), 8.06%, 07/30/21 .............. 9 1,105,637
Royal Bank of Canada (Starbucks Corp.),
10.48%, 06/09/21
(b)
................ 13 1,482,056
3,861,637
Household Durables — 0.3%
Barclays Bank plc (DR Horton, Inc.):
16.83%, 05/26/21 ................. 4 374,805
12.62%, 06/04/21
(b)
................ 4 361,648
14.73%, 06/14/21
(b)
................ 19 1,825,675
Societe Generale SA (Whirlpool Corp.),
18.94%, 06/14/21 ................. 6 1,428,985
3,991,113
Household Products — 0.4%
JPMorgan Structured Products BV (Procter &
Gamble Co. (The)):
10.66%, 05/21/21
(b)
................ 32 4,306,657
9.51%, 06/07/21 .................. 13 1,724,182
6,030,839
Industrial Conglomerates — 0.2%
Canadian Imperial Bank of Commerce (Roper
Technologies, Inc.):
9.48%, 06/17/21 .................. 4 1,820,042
8.25%, 07/28/21 .................. 1 367,451
2,187,493
Insurance — 0.2%
(b)
Royal Bank of Canada (AllstateCorp. (The)),
11.44%, 05/04/21 ................. 13 1,455,474
Royal Bank of Canada (Prudential Financial,
Inc.), 11.26%, 05/06/21 .............. 8 733,224
2,188,698
Interactive Media & Services — 1.2%
Barclays Bank plc (Alphabet, Inc.):
12.15%, 06/03/21 ................. 1 2,803,270
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
10.34%, 06/04/21
(b)
................ USD —
(m)
$ 931,965
10.81%, 06/04/21
(b)
................ 1 2,712,817
7.03%, 06/09/21 .................. 2 3,702,451
BNP Paribas SA (Facebook, Inc.):
14.08%, 06/03/21 ................. 9 2,825,409
13.69%, 06/04/21
(b)
................ 3 977,465
18.30%, 06/04/21 ................. 9 2,766,029
16,719,406
Internet & Direct Marketing Retail — 0.9%
Citigroup Global Markets Holdings, Inc.
(Amazon.com, Inc.)
(b)
:
12.44%, 05/14/21 ................. 1 3,559,751
11.48%, 06/04/21 ................. —
(m)
1,290,453
10.82%, 07/30/21 ................. 2 7,381,829
12,232,033
IT Services — 0.9%
Bank of Montreal (PayPal Holdings, Inc.):
16.15%, 05/06/21
(b)
................ 4 912,568
14.28%, 06/17/21 ................. 10 2,585,815
Barclays Bank plc (Fidelity National Information
Services, Inc.), 12.30%, 05/07/21 ....... 6 905,598
Barclays Bank plc (Visa, Inc.):
8.65%, 05/21/21 .................. 20 4,585,931
9.99%, 06/07/21 .................. 3 739,109
BNP Paribas SA (Fiserv, Inc.)
(b)
:
13.33%, 05/07/21 ................. 7 852,508
9.50%, 08/02/21 .................. 3 366,236
Royal Dutch Shell plc (Mastercard, Inc.),
11.40%, 07/29/21 ................. 4 1,473,135
12,420,900
Leisure Products — 0.0%
Royal Bank of Canada (Hasbro, Inc.),
10.44%, 07/28/21
(b)
................ 4 374,569
Life Sciences Tools & Services — 0.5%
Citigroup Global Markets Holdings, Inc.
(Thermo Fisher Scientific, Inc.):
10.59%, 05/20/21
(b)
................ 5 2,439,155
10.07%, 05/26/21
(b)
................ 3 1,443,390
11.19%, 05/27/21
(b)
................ 3 1,253,674
9.65%, 07/22/21 .................. 3 1,468,338
Merrill Lynch International & Co. (Charles
River Laboratories International, Inc.),
14.17%, 05/05/21 ................. 3 938,102
7,542,659
Machinery — 0.3%
Barclays Bank plc (Cummins, Inc.),
11.91%, 06/04/21 ................. 1 357,676
Barclays Bank plc (Otis Worldwide Corp.),
11.80%, 06/04/21 ................. 5 377,196
Canadian Imperial Bank of Commerce (Pentair
plc), 11.23%, 06/17/21 .............. 8 539,326
Credit Suisse AG (Ingersoll Rand, Inc.),
17.10%, 05/12/21 ................. 10 512,065
Royal Bank of Canada (PACCAR, Inc.),
10.67%, 06/04/21
(b)
................ 4 355,425
Royal Bank of Canada (Stanley Black & Decker,
Inc.)
(b)
:
14.70%, 06/04/21 ................. 2 368,172
11.68%, 07/30/21 ................. 3 552,590
Royal Bank of Canada (Xylem Inc),
12.78%, 05/06/21
(b)
................ 5 539,712

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Machinery (continued)
Royal Dutch Shell plc (Parker-Hannifin Corp.),
12.40%, 08/05/21 ................. USD 2 $ 741,401
4,343,563
Media — 0.3%
Barclays Bank plc (Interpublic Group of Cos.,
Inc. (The)), 12.00%, 07/28/21 ......... 12 370,688
Citigroup Global Markets Holdings, Inc.
(Comcast Corp.), 8.79%, 07/02/21
(b)
..... 47 2,653,615
Merrill Lynch International & Co. (Omnicom
Group, Inc.):
12.16%, 06/07/21 ................. 18 1,453,028
12.30%, 07/28/21 ................. 5 370,414
4,847,745
Metals & Mining — 0.1%
Bank of Montreal (Newmont Corp.),
17.58%, 05/06/21 ................. 11 686,529
Multiline Retail — 0.4%
Barclays Bank plc (Kohl's Corp.),
19.35%, 05/18/21 ................. 27 1,616,982
Citigroup Global Markets Holdings, Inc. (Target
Corp.)
(b)
:
11.17%, 05/19/21 ................. 5 918,303
12.11%, 05/19/21 ................. 4 895,485
14.75%, 05/19/21 ................. 6 1,081,943
JPMorgan Structured Products BV (Dollar Tree,
Inc.), 12.87%, 06/17/21
(b)
............ 15 1,733,425
6,246,138
Oil, Gas & Consumable Fuels — 0.5%
BNP Paribas SA (Marathon Oil Corp.),
55.68%, 05/06/22
(b)
................ 27 311,272
BNP Paribas SA (Occidental Petroleum Corp.),
16.96%, 05/05/21
(b)
................ 36 920,753
Merrill Lynch International & Co. (Devon Energy
Corp.), 16.40%, 05/06/21 ............ 41 960,273
Merrill Lynch International & Co. (Exxon Mobil
Corp.), 20.24%, 05/21/21 ............ 60 3,447,410
Royal Dutch Shell plc (Chevron Corp.),
11.55%, 07/30/21 ................. 12 1,287,182
6,926,890
Personal Products — 0.1%
JPMorgan Structured Products BV (Estee
Lauder Cos. Inc.), 12.17%, 05/03/21
(b)
.... 5 1,470,562
Pharmaceuticals — 0.3%
Merrill Lynch International & Co. (Johnson &
Johnson):
9.94%, 06/07/21 .................. 21 3,457,498
6.57%, 07/16/21 .................. 8 1,252,705
4,710,203
Professional Services — 0.1%
Royal Bank of Canada (TransUnion),
10.03%, 07/28/21
(b)
................ 7 734,136
Road & Rail — 0.1%
Merrill Lynch International & Co. (CSX Corp.),
10.11%, 07/22/21 ................. 9 899,540
Semiconductors & Semiconductor Equipment — 0.9%
Credit Suisse AG (ASML Holding NV),
17.75%, 05/06/21 ................. EUR 7 4,735,313
JPMorgan Structured Products BV (NVIDIA
Corp.), 14.46%, 05/21/21
(b)
........... USD 8 4,693,425
Royal Bank of Canada (Broadcom, Inc.),
10.04%, 06/03/21
(b)
................ 2 1,006,425
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Royal Bank of Canada (Intel Corp.),
14.24%, 05/24/21
(b)
................ USD 35 $ 2,000,304
12,435,467
Software — 1.4%
Credit Suisse AG (Autodesk, Inc.),
15.80%, 05/27/21 ................. 3 728,581
JPMorgan Structured Products BV (Microsoft
Corp.)
(b)
:
9.39%, 05/24/21 .................. 11 2,726,344
12.65%, 06/08/21 ................. 9 2,333,941
8.82%, 06/09/21 .................. 29 7,395,865
8.76%, 06/17/21 .................. 14 3,470,333
JPMorgan Structured Products BV (salesforce.
com, Inc.), 9.45%, 05/28/21
(b)
.......... 6 1,269,381
Royal Bank of Canada (Adobe, Inc.),
11.14%, 06/14/21
(b)
................ 3 1,467,071
Royal Bank of Canada (Intuit, Inc.),
15.71%, 05/21/21
(b)
................ 1 538,676
Royal Bank of Canada (Oracle Corp.),
10.58%, 06/16/21
(b)
................ 8 544,966
20,475,158
Specialty Retail — 0.8%
BNP Paribas SA (L Brands Inc),
35.05%, 05/19/22
(b)
................ 9 553,982
BNP Paribas SA (Lowe's Cos, Inc.)
(b)
:
12.32%, 05/18/21 ................. 15 2,772,047
15.55%, 05/19/21 ................. 8 1,435,262
JPMorgan Structured Products BV (AutoZone,
Inc.)
(b)
:
9.99%, 05/26/21 .................. —
(m)
534,897
13.64%, 05/26/21 ................. —
(m)
543,761
JPMorgan Structured Products BV (O'Reilly
Automotive, Inc.), 12.17%, 05/17/21
(b)
.... 1 360,348
Merrill Lynch International & Co. (Advance Auto
Parts, Inc.), 14.44%, 05/14/21 ......... 13 2,407,192
Nomura Bank International plc (Home Depot,
Inc. (The)), 11.72%, 05/17/21 .......... 12 3,366,432
11,973,921
Technology Hardware, Storage & Peripherals — 0.8%
Citigroup Global Markets Holdings, Inc. (Apple,
Inc.):
15.04%, 05/25/21 ................. 26 3,344,459
13.16%, 06/04/21
(b)
................ 7 904,704
9.64%, 06/30/21 .................. 46 6,158,060
Credit Suisse AG (Logitech International SA),
13.65%, 05/06/21 ................. CHF 8 940,562
11,347,785
Textiles, Apparel & Luxury Goods — 0.1%
Nomura Holdings, Inc. (Deckers Outdoor
Corp.), 13.08%, 05/20/21 ............ USD 1 344,662
Royal Bank of Canada (Tapestry, Inc.),
13.54%, 08/12/21
(b)
................ 12 556,045
900,707
Trading Companies & Distributors — 0.1%
Citigroup Global Markets Holdings, Inc. (United
Rentals, Inc.), 11.38%, 07/02/21
(b)
...... 5 1,777,076
Total Equity-Linked Notes — 21.0%
(Cost: $290,953,406) .............................. 298,049,360

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests — 6.1%
Aerospace & Defense — 0.2%
(a)
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 4.20%
,
 10/30/26 ..... USD 84 $ 83,971
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 04/06/26 .................. 382 370,556
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 04/06/26 .................. 205 199,223
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 332 331,380
Peraton Corp., 2nd Lien Term Loan B1,
02/26/29
(c)(n)
..................... 225 228,375
Peraton Corp., Delayed Draw Term Loan,
02/01/28
(n)
...................... 584 583,199
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 138 138,276
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 08/22/24 ...... 445 439,761
2,374,741
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., Term
Loan, 04/06/28
(a)(n)
................. 64 63,840
Airlines — 0.1%
(a)
Advantage Loyalty IP Ltd., Term Loan,
04/20/28
(n)
...................... 215 220,913
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 01/29/27 . 404 375,509
American Airlines, Inc., Term Loan B:
 04/28/23
(n)
...................... 420 403,613
(LIBOR USD 1 Month + 2.00%),
2.11%, 12/15/23 ................ 26 25,380
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 . 87 88,852
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 497 480,218
United AirLines, Inc., Term Loan B, 04/21/28
(n)
515 520,701
2,115,186
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, 04/10/28
(n)
... 103 102,846
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 04/30/26 . 664 656,754
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 01/31/28 ...... 250 249,347
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 02/05/26 .................. 336 331,471
1,340,418
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.36%
,
 12/12/25
(a)
..... 394 393,662
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 .................. 89 87,747
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 .. 354 353,005
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 270 269,804
Security
Par (000)
Par (000) Value
Building Products (continued)
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 .................. USD 57 $ 56,929
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ...... 419 418,558
1,186,043
Capital Markets — 0.1%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.61%
,
 07/31/26 .................. 183 183,262
Azalea TopCo, Inc., 1st Lien Term Loan:
(LIBOR USD 3 Month + 3.50%),
3.71%, 07/24/26 ................ 414 410,136
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.36%
,
 04/12/24
(c)
.... 127 126,350
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.95%
,
 04/01/28 . 77 76,984
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.20%
,
 05/29/26 ............ 209 179,647
976,379
Chemicals — 0.2%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month +
2.50%), 3.00%
,
 03/18/28 ............ 441 437,878
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 .................. 92 91,741
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 296 299,449
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.95%
,
 06/01/24 ............ 110 108,948
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 .................. 74 73,954
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. 114 112,024
Illuminate Buyer LLC, Term Loan B, 06/30/27
(n)
133 131,762
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 03/28/25 .. 72 71,214
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.70%
,
 03/02/26 .................. 209 207,084
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.37%
,
 05/15/24 ............ 202 199,866
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.87%
,
 10/01/25 ..... 36 35,181
Oxea Holding Vier GmbH, Term Loan B2,
10/14/24
(n)
...................... 224 220,756
Sparta US HoldCo LLC, Term Loan,
0.00%
,
 04/28/28 .................. 145 145,000
WR Grace & Co., Term Loan B, 03/30/28
(c)(n)
.. 123 122,385
2,257,242

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 07/10/26 .................. USD 247 $ 246,206
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 04/06/28 .................. 132 131,340
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 09/07/27 . 254 252,654
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 712 691,928
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.15% - 3.19%
,
 09/06/24 . 213 211,452
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 192 191,410
Spring Education Group, Inc., 1st Lien Term
Loan, 07/30/25
(n)
.................. 311 300,019
Tempo Acquisition LLC, Term Loan, 11/02/26
(n)
1,051 1,049,722
Trugreen Ltd. Partnership, 1st Lien Term Loan,
11/02/27
(n)
...................... 132 131,696
3,206,427
Construction & Engineering — 0.1%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 .................. 21 20,904
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 158 156,420
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.12%
,
 01/21/28 ............ 112 111,907
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.11%
,
 05/23/25 ..... 534 525,721
814,952
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, 01/15/27
(n)
........... 266 263,270
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ...... 257 256,003
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 144 143,753
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 3.11% -
3.19%
,
 05/29/26 .................. 92 90,964
753,990
Containers & Packaging — 0.2%
(a)
BWay Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.44%
,
 04/03/24 ...... 538 518,762
Charter NEX US, Inc., 1st Lien Term Loan,
12/01/27
(n)
...................... 787 789,755
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 . 283 279,340
Klockner Finco SARL, Facility Term Loan B,
02/12/26
(n)
...................... 264 263,092
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 02/05/26 . 213 211,437
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.25%
,
 08/18/27 ...... 105 104,803
2,167,189
Security
Par (000)
Par (000) Value
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 10/28/27
(a)
USD 79 $ 78,852
Diversified Consumer Services — 0.2%
AlixPartners LLP, Term Loan, 02/04/28
(a)(n)
... 352 350,296
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24
(a)
.... 64 63,600
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23
(a)
................. 226 224,735
Mavis Tire Express Services TopCo LP, Term
Loan, 0.00%
,
 05/04/28 .............. 391 390,023
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25
(a)
................. 214 216,463
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27
(a)
356 379,649
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24
(a)
................. 316 313,257
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 5.61% -
5.71%
,
 08/04/25
(a)
................. 188 175,592
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 01/15/27
(a)
........... 440 443,304
2,556,919
Diversified Financial Services — 0.6%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 158 158,000
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 08/05/27
(c)
110 110,032
Atlas CC Acquisition Corp., Term Loan B:
+ 0.00%), 0.00%, 04/28/28 ........... 946 938,175
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.44%
,
 10/30/26 ...... 177 175,106
Belron Group SA, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 04/13/28 ...... 290 288,455
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... 1,055 1,051,565
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 788 788,595
Deerfield Holdings Corp., 2nd Lien Term Loan,
04/07/28
(c)(n)
..................... 195 198,413
FleetCor Technologies Operating Co. LLC,
Term Loan B, 04/21/28
(n)
............. 218 216,910
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 07/11/25 .................. 401 392,895
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 865 880,682
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/17/27 .................. 100 99,585
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(n)
.............. 22 22,130
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 11/02/27 .. 110 109,797
Milano Acquisition Corp., 1st Lien Term Loan B,
10/01/27
(n)
...................... 758 758,100
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(c)(n)
................. 14 13,895

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27
(c)
USD 72 $ 72,076
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 01/23/25 .................. 228 215,986
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 8.00%),
9.00%
,
 02/28/25 .................. 176 179,693
UPC Financing Partnership, Term Loan B,
01/31/29
(n)
...................... 69 68,375
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 831 836,126
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 12/20/24 . 145 143,240
White Cap Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.50%
,
 10/19/27 ..... 140 140,193
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 04/30/28 .................. 179 177,036
8,035,060
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 3 Month + 2.75%),
2.93%, 07/15/25 ................ 54 53,084
(LIBOR USD 3 Month + 2.75%),
2.95%, 01/31/26 ................ 347 339,919
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.20%
,
 08/14/26 ..... 659 656,359
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 74 73,299
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 .................. 111 111,106
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 10/08/21 .................. 215 214,077
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ............ 152 151,550
Iridium Satellite LLC, Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 11/04/26 .. 251 250,939
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 03/01/27 . 145 143,188
MTN Infrastructure TopCo, Inc., Term Loan,
11/15/24
(n)
...................... 440 438,777
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(n)
...................... 107 106,759
Zayo Group Holdings, Inc., Term Loan,
03/09/27
(n)
...................... 1,063 1,051,516
3,590,573
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 01/15/25 .................. 73 71,871
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 12/13/25 . 134 129,661
201,532
Electrical Equipment — 0.0%
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25
(a)
89 88,729
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
(a)
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. USD 266 $ 260,767
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 .................. 335 324,890
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.86%
,
 03/13/28 . 297 295,292
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 05/30/25 .................. 8 7,959
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 3
Month + 2.75%), 2.87% - 2.94%
,
 05/18/25 . 557 543,745
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.23%
,
 01/20/28 . 45 45,085
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 0.00%), 2.24%
,
 01/20/28
(c)
21 20,816
1,498,554
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.12%
,
 05/11/24
(a)
75 74,224
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.80%
,
 05/23/25 ..... 201 199,236
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.11%
,
 05/23/25 .. 75 74,270
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.86%
,
 06/27/23 ...... 292 288,177
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 09/13/26 ....... 159 155,795
717,478
Food Products — 0.2%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 11/19/26 .................. 111 108,717
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 10/01/25 .................. 176 175,994
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 03/11/25 .................. 84 82,785
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.61%
,
 10/10/26 ...... 44 43,698
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 658 657,232
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 01/29/27 .................. 666 655,917
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.86%
,
 01/31/28 .................. 38 37,896
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 107 106,105
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 05/15/24 .................. 144 142,688
Pathway Vet Alliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 03/31/27 .................. 71 70,040

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Food Products (continued)
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 09/23/27 .................. USD 81 $ 80,445
Triton Water Holdings, Inc., 1st Lien Term Loan,
03/31/28
(n)
...................... 617 614,587
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/20/28 .................. 62 61,768
2,837,872
Health Care Equipment & Supplies — 0.0%
(a)
Insulet Corp., Term Loan B, 0.00%
,
 05/04/28 . 87 87,109
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 147 146,081
233,190
Health Care Providers & Services — 0.2%
(a)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 .................. 108 107,735
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 .................. 301 299,958
Envision Healthcare Corp., Term Loan,
10/10/25
(n)
...................... 336 281,000
Eyecare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 02/18/27 .................. 221 218,138
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
(n)
...................... 133 125,856
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 .................. 137 136,026
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 08/06/26 . 704 703,848
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 06/30/25 .................. 194 193,579
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 .................. 6 5,970
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27
(c)
................. 149 148,256
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 201 201,856
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 . 146 145,675
2,567,897
Health Care Technology — 0.0%
(a)
Athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 02/11/26 .................. 37 37,092
Verscend Holding Corp., Term Loan B1,
08/27/25
(n)
...................... 439 438,918
476,010
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 02/02/26 .................. USD 110 $ 107,148
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 131 131,207
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 12/23/24 .................. 335 331,252
Caesars Resort Collection LLC, Term Loan B1,
07/21/25
(n)
...................... 675 676,354
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.12%
,
 03/17/28
(c)
88 87,340
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 . 181 178,838
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.70%
,
 07/10/25 . 134 134,000
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
................ 23 26,188
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 . 401 395,621
Herschend Entertainment Co., LLC, Term
Loan, (LIBOR USD 3 Month + 5.75%),
6.75%
,
 08/25/25
(c)
................. 73 73,906
IRB Holding Corp., Term Loan, 12/15/27
(n)
... 1,053 1,050,400
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 266 263,405
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 . 311 307,567
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 49 46,549
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 08/14/24 .................. 110 108,085
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. 182 179,575
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.87%
,
 07/31/26 ...... 184 182,974
Zaxby's Operating Co., LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/28/27 .................. 184 184,000
Zaxby's Operating Co., LP, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.50%),
7.25%
,
 12/28/28 .................. 26 26,303
4,490,712
Household Durables — 0.0%
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27
(a)
................. 133 132,543
Household Products — 0.0%
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28
(a)
57 56,751
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 08/12/26 ....... 74 72,569
Exgen Renewables IV LLC, Term Loan,
12/15/27
(n)
...................... 219 218,760
291,329

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.0%
(a)
Filtration Group Corp., Term Loan, 03/31/25
(n)
. USD 533 $ 527,082
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 . 129 129,188
656,270
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.36%, 05/09/25 ................ 184 183,796
(LIBOR USD 1 Month + 3.25%),
3.36%, 05/09/25 ................ 301 297,018
AmWINS Group LLC, Term Loan B, 02/19/28
(n)
222 219,722
AssuredPartners, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.61%, 02/12/27 ................ 165 163,720
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ................ 52 52,483
Asurion LLC, 2nd Lien Term Loan B3,
01/31/28
(n)
...................... 302 306,152
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 11/03/23 ....... 44 43,673
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 11/03/24 ....... 191 190,206
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 12/23/26 ...... 423 419,405
Hub International Ltd., Term Loan, 04/25/25
(n)
. 241 237,878
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 . 77 77,353
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 211 210,413
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.36%, 12/31/25 ................ 179 176,720
 09/03/26
(n)
...................... 150 148,751
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 116 116,147
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 3.20%
,
 05/16/24 ............ 296 292,744
3,136,181
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2,
10/22/27
(n)
...................... 272 271,437
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ...... 238 237,063
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 521 520,695
GoodRx, Inc., 1st Lien Term Loan, 10/10/25
(n)
. 396 394,100
1,423,295
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(a)
................. 352 351,176
IT Services — 0.3%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
09/19/24
(n)
...................... 150 149,153
Applied Systems, Inc., 2nd Lien Term Loan,
09/19/25
(n)
...................... 175 176,020
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(n)
...................... 717 709,571
Security
Par (000)
Par (000) Value
IT Services (continued)
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. USD 281 $ 281,066
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 270 276,750
Epicor Software Corp., Term Loan C, 07/30/27
(n)
117 117,120
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 08/10/27 .................. 234 232,479
IG Investments Holdings LLC, Term Loan,
05/23/25
(n)
...................... 190 189,835
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 0.11% -
3.36%
,
 11/29/24 .................. 222 218,536
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 12/01/25 .................. 103 102,958
Mitchell International, Inc., Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.75%
,
 11/29/24 .................. 254 253,832
Peak 10 Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 08/01/24 .................. 94 86,781
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 02/12/27 ............ 363 351,601
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27 ...... 113 113,581
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.86%
,
 03/03/23 ........... 169 168,144
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ 745 744,514
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25 .................. 43 42,417
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 130 128,891
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.86%
,
 11/16/26 ..... 99 98,055
Virtusa Corp., Term Loan, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/11/28 ........... 114 114,642
VS Buyer LLC, Term Loan, 02/28/27
(n)
...... 222 219,904
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.36%
,
 03/31/28 ........... 111 110,497
4,886,347
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 08/05/24
(a)
................. 163 162,370
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.00%), 3.00%
,
 11/21/24 .. 74 73,481
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/08/27 .. 229 229,368
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 .................. 258 258,183
eResearchTechnology, Inc., 1st Lien Term
Loan, 02/04/27
(n)
.................. 666 667,296
Lonza Group AG, Term Loan B,
0.00%
,
 04/28/28 .................. 117 116,415

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.25%
,
 10/19/27 .................. USD 123 $ 123,321
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.75%
,
 01/13/28 ............ 461 459,847
1,927,911
Machinery — 0.1%
(a)
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.75%), 3.50%
,
 03/31/27 ..... 221 220,117
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 03/01/27 .................. 146 143,791
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 ..... 895 875,443
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.48%
,
 06/30/27 ..... 227 227,145
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.86%
,
 03/02/27 ..... 498 494,824
1,961,320
Media — 0.4%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
.... 228 226,903
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 03/03/25
(a)
................. 547 493,028
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(o)
................ 162 189,347
Cable One, Inc., Term Loan, 0.00%
,
 04/28/28
(a)
(c)
............................ 125 124,844
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 04/30/25
(a)
................. 213 212,187
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.65% - 3.69%
,
 08/21/26
(a)
........... 1,050 1,016,613
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 07/17/25
(a)
..... 107 105,718
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................. 146 145,380
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.37%
,
 02/07/24
(a)
202 200,675
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(a)
................. 26 26,230
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................. 75 76,135
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 476 436,226
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/24/25
(a)
................. 138 136,464
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.62%
,
 09/18/26
(a)
................. 64 63,987
Radiate HoldCo LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
245 245,155
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.12%
,
 04/01/28
(a)
................. 57 56,162
Security
Par (000)
Par (000) Value
Media (continued)
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 12/17/26
(a)
................. USD 487 $ 482,450
The EW Scripps Co., Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(a)
109 108,473
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)
... 541 541,000
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.86%
,
 12/31/28
(a)
................. 701 701,298
5,588,275
Metals & Mining — 0.1%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.69%
,
 07/31/25 .................. 201 200,387
Equinox Holdings, Inc., 1st Lien Term Loan B1,
03/08/24
(n)
...................... 727 689,597
SCIH Salt Holdings, Inc., Term Loan B,
03/16/27
(n)
...................... 160 159,320
1,049,304
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ 208 230,187
CITGO Holding, Inc., Term Loan, (LIBOR USD
3 Month + 7.00%), 8.00%
,
 08/01/23 ..... 197 191,912
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.20%
,
 02/07/25 . 445 438,718
Murphy USA, Inc., Term Loan B, (LIBOR USD 1
Month + 1.75%), 2.25%
,
 01/31/28 ...... 64 64,040
924,857
Paper & Forest Products — 0.0%
Spa Holdings 3 Oy, Facility Term Loan B,
02/04/28
(a)(c)(n)
.................... 60 59,607
Personal Products — 0.1%
(a)
Organon & Co., Term Loan, 04/08/28
(n)
..... 212 211,381
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.00%),
4.50%
,
 10/01/26 .................. 880 879,104
1,090,485
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. 286 280,399
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 06/02/25 .. 370 369,139
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.87%
,
 08/01/27 . 73 71,938
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.09%
,
 11/15/27 .................. 131 129,386
Jazz Pharmaceuticals, Inc., Term Loan,
04/21/28
(n)
...................... 385 385,801
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(n)
.............. 31 31,249
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 .................. 276 274,396
1,542,308

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
(a)
Celestial-Saturn Parent, Inc., Term Loan,
04/14/28
(n)
...................... USD 461 $ 458,262
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 02/06/26 .................. 861 855,734
1,313,996
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%
,
 02/08/25
(a)
..... 6 6,010
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.61%
,
 02/25/27
(a)
307 306,479
Software — 0.7%
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25
(a)
................. 527 525,842
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.86%
,
 10/02/25
(a)
440 437,786
BY Crown Parent LLC, Term Loan B1,
02/02/26
(a)(n)
..................... 177 176,541
Cloudera, Inc., Term Loan, 12/22/27
(a)(n)
..... 184 182,738
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.36%
,
 04/22/27
(a)
................. 128 127,318
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 6 Month + 3.75%), 4.50%
,
 12/01/27
(a)
580 579,588
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28
(a)
79 80,481
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 2
Month + 4.75%), 5.75%
,
 09/29/23
(a)
..... 217 208,224
First Advantage Holdings LLC, 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/31/27
(a)
................. 137 135,791
Greeneden US Holdings I LLC, Term Loan,
12/01/27
(a)(n)
..................... 1,096 1,097,182
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.93%
,
 03/11/28
(a)
................. 221 219,569
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(o)
................. 214 218,147
Informatica LLC, Term Loan, 02/25/27
(a)(n)
.... 884 875,257
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.86%
,
 09/30/24
(a)
..... 219 218,470
MH Sub I LLC, 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.50%),
3.61%, 09/13/24 ................ 526 520,472
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 535 534,308
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.36%
,
 02/23/29
(a)
262 264,293
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
180 180,149
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(a)
................. 438 438,327
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.12%
,
 04/26/24
(a)
................. 155 154,033
RealPage, Inc., 1st Lien Term Loan, 04/24/28
(a)
(n)
............................ 1,102 1,096,701
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(a)(n)
..................... 664 655,756
Security
Par (000)
Par (000) Value
Software (continued)
SolarWinds Holdings, Inc., 1st Lien Term Loan,
02/05/24
(a)(n)
..................... USD 38 $ 37,546
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25
(a)
................. 32 31,457
TIBCO Software, Inc., 2nd Lien Term Loan,
03/03/28
(a)(n)
..................... 434 438,629
UKG Inc., 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.75%),
3.86%, 05/04/26 ................ 562 561,688
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ................ 293 293,388
UKG Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(a)
..... 242 248,807
10,538,488
Specialty Retail — 0.2%
(a)
EG Group Ltd., Term Loan, 03/11/26
(n)
...... 21 20,842
Mavis Tire Express Services Corp., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 03/20/25 .................. 144 143,820
Mavis Tire Express Services Corp., 1st Lien
Term Loan B2, (LIBOR USD 1 Month +
4.00%), 5.00%
,
 03/20/25 ............ 143 142,376
MED ParentCo., LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 08/31/26 .................. 211 210,028
MED ParentCo., LP, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.36%
,
 08/31/26 .................. 53 52,669
Optiv Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ...... 364 354,439
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 880 881,760
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 .................. 95 94,585
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 .................. 221 220,171
2,120,690
Technology Hardware, Storage & Peripherals — 0.0%
(a)
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.11%
,
 07/23/26 .................. 202 189,930
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/29/23 . 52 52,284
242,214
Trading Companies & Distributors — 0.0%
(a)
Beacon Roofing Supply, Inc., Term Loan B,
04/21/28
(n)
...................... 187 186,578
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24
(c)
129 126,510
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 425 378,098
691,186
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.51%
,
 05/27/24 .................. 369 355,656
Gogo Inc., Term Loan B, 04/21/28
(n)
....... 132 131,149

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Hargray Communications Group, Inc., Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.75%
,
 05/16/24 .................. USD 284 $ 283,518
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.87%
,
 04/11/25 .. 215 213,468
983,791
Total Floating Rate Loan Interests — 6.1%
(Cost: $86,093,899) ............................... 86,540,854
Foreign Agency Obligations — 0.4%
Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC, 6.88%
,
10/05/25 ....................... 293 339,056
China — 0.0%
China Minmetals Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.72%), 3.75%
(a)(i)
................ 200 201,975
Colombia — 0.1%
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
...................... 453 455,775
India — 0.0%
Power Finance Corp. Ltd., 6.15%
,
12/06/28 .. 250 292,313
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 .................. 250 253,640
Pertamina Persero PT, 3.65%
,
07/30/29 .... 392 414,491
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara:
6.15%, 05/21/48 .................. 200 246,100
6.25%, 01/25/49 .................. 460 574,799
4.88%, 07/17/49 .................. 200 213,940
1,702,970
Mexico — 0.1%
Petroleos Mexicanos:
6.50%, 03/13/27 .................. 1,114 1,180,840
6.35%, 02/12/48 .................. 443 376,550
7.69%, 01/23/50 .................. 287 276,237
1,833,627
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(b)
.... 740 713,082
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 7.00%
,
06/25/24 .... 400 250,950
Total Foreign Agency Obligations — 0.4%
(Cost: $5,834,803) ............................... 5,789,748
Foreign Government Obligations — 1.6%
Bahrain — 0.1%
(b)
Kingdom of Bahrain:
6.75%, 09/20/29 .................. 472 518,698
5.25%, 01/25/33
(b)
................. 200 194,000
712,698
Colombia — 0.1%
Republic of Colombia:
4.50%, 01/28/26 .................. 757 829,767
3.88%, 04/25/27 .................. 205 218,171
1,047,938
Security
Par (000)
Par (000) Value
Dominican Republic — 0.2%
Dominican Republic Government Bond:
5.95%, 01/25/27 .................. USD 1,036 $ 1,175,860
4.50%, 01/30/30
(b)
................. 535 554,661
4.88%, 09/23/32
(b)
................. 564 590,085
6.40%, 06/05/49 .................. 246 266,572
2,587,178
Egypt — 0.2%
Arab Republic of Egypt:
5.75%, 05/29/24
(b)
................. 455 481,390
5.88%, 06/11/25 .................. 1,046 1,109,937
7.60%, 03/01/29 .................. 1,235 1,337,505
7.50%, 02/16/61
(b)
................. 200 184,750
3,113,582
Ghana — 0.0%
Republic of Ghana, 8.63%
,
04/07/34
(b)
...... 440 453,063
Indonesia — 0.1%
Republic of Indonesia:
4.10%, 04/24/28 .................. 944 1,053,327
5.13%, 01/15/45 .................. 490 589,623
1,642,950
Mexico — 0.1%
United Mexican States:
3.75%, 01/11/28 .................. 650 703,950
2.66%, 05/24/31 .................. 1,275 1,223,442
8.30%, 08/15/31 .................. 35 51,249
1,978,641
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 ....... 200 230,662
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%, 12/15/32 .................. 310 294,403
4.00%, 12/15/50 .................. 200 179,938
474,341
Oman — 0.0%
Oman Government Bond:
6.50%, 03/08/47 .................. 270 262,710
6.75%, 01/17/48 .................. 270 269,544
532,254
Pakistan — 0.0%
Islamic Republic of Pakistan:
6.00%, 04/08/26 .................. 205 210,637
7.38%, 04/08/31 .................. 240 252,000
462,637
Panama — 0.1%
Republic of Panama:
3.16%, 01/23/30 .................. 837 875,607
4.50%, 04/16/50 .................. 370 408,919
1,284,526
Paraguay — 0.0%
Republic of Paraguay
(b)
:
4.95%, 04/28/31 .................. 200 224,537
5.40%, 03/30/50 .................. 255 287,242
511,779
Peru — 0.1%
Republic of Peru:
2.78%, 01/23/31 .................. 464 464,377
1.86%, 12/01/32 .................. 297 270,140
734,517

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(b)
......... USD 200 $ 227,000
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
488 496,327
Russia — 0.1%
Russian Federation:
4.75%, 05/27/26 .................. 400 451,325
4.25%, 06/23/27 .................. 400 443,000
894,325
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 4.50%
,
04/17/30 ... 680 787,865
Sri Lanka — 0.2%
Democratic Socialist Republic of Sri Lanka:
5.88%, 07/25/22 .................. 200 161,912
5.75%, 04/18/23 .................. 468 338,218
6.85%, 03/14/24 .................. 693 479,599
6.35%, 06/28/24 .................. 615 426,579
7.85%, 03/14/29 .................. 650 422,419
7.55%, 03/28/30 .................. 614 398,640
2,227,367
Ukraine — 0.2%
Ukraine Government Bond:
7.75%, 09/01/22 .................. 126 131,458
7.75%, 09/01/23 .................. 237 252,301
8.99%, 02/01/24 .................. 458 503,342
7.75%, 09/01/24 .................. 470 504,310
7.75%, 09/01/25 .................. 135 145,108
7.25%, 03/15/33
(b)
................. 526 527,085
2,063,604
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.98%
,
04/20/55 179 221,321
Total Foreign Government Obligations — 1.6%
(Cost: $22,324,231) ............................... 22,684,575
Shares
Shares
Investment Companies — 9.8%
BlackRock Allocation Target Shares, Series A
*
3,000,118 30,061,181
BlackRock Floating Rate Income Portfolio,
Class K Shares
*
.................. 2,339,910 23,211,911
Invesco Senior Loan ETF .............. 39,351 871,624
iShares Core Dividend Growth ETF
*
....... 232,864 11,622,242
iShares Core S&P 500 ETF
*
............ 50,616 21,202,030
iShares iBoxx $ High Yield Corporate Bond
ETF
(e)*
......................... 595,409 52,062,563
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(e)*
..................... 4,000 524,600
Total Investment Companies — 9.8%
(Cost: $137,598,228) .............................. 139,556,151
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 2.5%
Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust
(a)
:
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.79%, 06/25/35 ..... 52 50,166
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.71%, 01/25/36 .... USD 95 $ 90,218
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.87%,
11/25/46 ..................... 86 74,261
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.19%), 0.30%, 07/25/46 .... 211 190,912
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.25%, 04/25/47 .... 249 224,254
American Home Mortgage Assets Trust, Series
2006-5, Class A1, (Federal Reserve US 12
Month Cumulative Average 1 Year CMT +
0.92%), 1.06%, 11/25/46
(a)
............ 949 411,510
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ......... 49 48,647
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.61%,
10/25/35
(a)
...................... 255 251,577
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)(c)
... 2,000 1,994,600
Reperforming Loan REMIC Trust, Series 2005-
R2, Class 1AF1, (LIBOR USD 1 Month +
0.34%), 0.45%, 06/25/35
(a)(b)
.......... 58 55,218
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.38%), 0.49%, 07/25/46
(a)
..... 92 79,712
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-4,
Class 3A1, 6.50%, 05/25/36
(l)
.......... 445 440,747
3,911,822
Commercial Mortgage-Backed Securities — 2.2%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.23%, 09/15/34
(a)(b)
.......... 630 622,095
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.21%, 04/15/35
(a)(b)
................ 540 534,912
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
3.16%, 12/15/36
(a)(b)
................ 106 100,483
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 09/15/34
(a)(b)
.... 1,058 1,048,480
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 0.56%, 09/25/37
(a)(b)
.......... 427 404,127
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38
(a)(b)
.......... 200 173,258
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-PW18, Class B, 6.69%,
06/11/50
(a)(b)
..................... 204 153,138
Benchmark Mortgage Trust
(a)
:
Series 2018-B5, Class D, 3.26%, 07/15/51
(b)
550 486,029
Series 2018-B7, Class C, 5.02%, 05/15/53 . 500 562,041
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.81%, 10/15/35
(a)(b)
1,400 1,415,703
BWAY Mortgage Trust, Series 2015-1740,
Class E, 4.81%, 01/10/35
(a)(b)
.......... 237 224,925
BX Commercial Mortgage Trust
(a)(b)
:
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.16%, 11/15/35 .... 1,050 1,049,343
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.11%, 11/15/35 ..... 1,050 1,052,051

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.41%, 10/15/36 .... USD 1,176 $ 1,174,930
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.77%, 10/15/36 .... 1,825 1,824,590
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.61%, 12/15/36 .... 539 538,584
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.71%, 11/15/32 .... 467 468,703
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 1.02%, 02/15/33
(c)
... 1,164 1,163,500
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.26%, 02/15/33
(c)
... 683 682,500
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.36%, 02/15/33
(c)
... 550 550,000
BX Trust
(a)(b)
:
Series 2021-LBA, Class GJV, (LIBOR USD 1
Month + 3.00%), 3.12%, 02/15/36 .... 900 901,426
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.12%, 02/15/36 .... 600 600,950
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.36%, 01/15/34 .... 340 339,795
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.11%, 01/15/34 .... 530 529,681
Citigroup Commercial Mortgage Trust
(a)
:
Series 2016-C1, Class D, 5.11%, 05/10/49
(b)
110 102,354
Series 2018-C6, Class C, 5.23%, 11/10/51 . 361 396,451
Commercial Mortgage Trust:
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(b)
................... 1,000 912,260
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 166 160,754
Series 2015-LC21, Class C, 4.48%,
07/10/48
(a)
.................... 700 721,057
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 109 101,712
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.51%, 09/15/33
(a)(b)
.. 400 396,469
CSAIL Commercial Mortgage Trust, Series
2018-C14, Class D, 5.05%, 11/15/51
(a)(b)
.. 457 470,227
CSMC Trust, Series 2020-FACT, Class E,
(LIBOR USD 1 Month + 4.86%), 4.98%,
10/15/37
(a)(b)
..................... 339 344,678
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.65%, 10/10/34
(a)(b)
.......... 320 323,597
GS Mortgage Securities Trust:
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 180 169,668
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 560 494,092
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class D, 3.00%,
06/13/52
(b)
...................... 2,000 1,868,799
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
135 129,529
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
:
Series 2015-JP1, Class D, 4.36%, 01/15/49 500 460,777
Series 2015-JP1, Class E, 4.36%,
01/15/49
(b)
.................... 221 186,023
Series 2018-WPT, Class FFX, 5.54%,
07/05/33
(b)
.................... 115 116,179
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.46%,
03/15/38
(a)(b)
..................... 795 796,275
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.17%, 08/15/34
(a)(b)
.............. 151 152,379
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48 USD 222 $ 217,976
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 252 244,666
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class D, 4.17%,
05/15/48
(a)(b)
................... 700 623,722
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.06%, 11/15/34
(a)(b)
.. 531 531,167
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 250 212,500
Series 2018-H3, Class C, 5.01%, 07/15/51
(a)
320 357,151
Series 2018-MP, Class E, 4.42%, 07/11/40
(a)
(b)
.......................... 288 263,557
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.66%, 07/15/35
(a)(b)
.. 450 443,793
USDC, Series 2018-USDC, Class F, 4.64%,
05/13/38
(a)(b)
..................... 280 209,471
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 1,739 1,742,137
Wells Fargo Commercial Mortgage Trust:
Series 2016-NXS5, Class B, 5.12%,
01/15/59
(a)
.................... 250 279,737
Series 2017-C39, Class C, 4.12%, 09/15/50 113 116,992
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 342 283,677
Series 2018-C44, Class C, 4.99%,
05/15/51
(a)
.................... 170 176,527
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 240 211,643
Series 2018-C45, Class C, 4.73%, 06/15/51 110 117,402
30,936,642
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.48%,
10/15/48
(a)(b)
..................... 4,650 253,890
Total Non-Agency Mortgage-Backed Securities — 2.5%
(Cost: $34,456,076) ............................... 35,102,354
Preferred Securities — 2.9%
Capital Trusts — 2.1%
Banks — 0.5%
(a)(i)
CIT Group, Inc., Series A, (LIBOR USD 3 Month
+ 3.97%), 5.80% .................. 185 191,475
Citigroup, Inc.:
Series U, (SOFR + 3.81%), 5.00% ...... 2,957 3,104,850
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 600 607,680
Wells Fargo & Co.:
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... 200 217,078
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%),
3.90% ....................... 2,300 2,351,520
6,472,603

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets — 0.5%
(a)(i)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% . USD 1,225 $ 1,277,111
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 1,575 1,618,407
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 1,730 1,752,404
Goldman Sachs Group, Inc. (The):
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 1,445 1,553,447
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ....................... 1,250 1,250,625
7,451,994
Consumer Finance — 0.4%
(a)(i)
Ally Financial, Inc., Series B, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.87%), 4.70% .................. 2,450 2,483,565
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 1,200 1,278,000
General Motors Financial Co., Inc.:
Series A, (LIBOR USD 3 Month + 3.60%),
5.75% ....................... 700 759,500
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.00%),
5.70% ....................... 786 878,355
5,399,420
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(i)
............. 1,465 1,615,119
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(i)
............. 2,375 2,457,104
Insurance — 0.1%
(a)(i)
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85% .................. 692 728,330
Progressive Corp. (The), Series B, (LIBOR USD
3 Month + 2.54%), 5.38% ............ 1,235 1,299,837
2,028,167
Oil, Gas & Consumable Fuels — 0.3%
(a)(i)
Energy Transfer LP:
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ....................... 400 376,500
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ....................... 2,200 2,244,000
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 918 635,715
Plains All American Pipeline LP, Series B,
(LIBOR USD 3 Month + 4.11%), 6.13% ... 1,314 1,090,620
4,346,835
Total Capital Trusts — 2.1%
(Cost: $28,813,808) ............................... 29,771,242
Security
Shares
Shares Value
Preferred Stocks — 0.7%
Capital Markets — 0.0%
Morgan Stanley, Series K, (LIBOR USD 3
Month + 3.49%), 5.85%
(a)(i)
........... 19,687 $ 563,048
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.88%
(a)(i)
................. 11,500 656,995
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(i)
........... 75,000 1,821,000
Petroleo Brasileiro SA (Preference) ........ 111,662 486,770
2,307,770
Technology Hardware, Storage &
Peripherals — 0.5%
Samsung Electronics Co. Ltd. (Preference) .. 103,796 6,814,665
Total Preferred Stocks — 0.7%
(Cost: $7,117,708) ............................... 10,342,478
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
4.00%, 12/21/65
(a)(b)
................ 896,000 735,840
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 4.25%, 12/21/65
(a)(b)
.......... 397,000 337,569
Total Trust Preferreds — 0.1%
(Cost: $1,257,798) ............................... 1,073,409
Total Preferred Securities — 2.9%
(Cost: $37,189,314) ............................... 41,187,129
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.1%
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2018-K80, Class B,
4.37%, 08/25/50
(b)
............... USD 300 335,024
Series 2018-K732, Class B,
4.19%, 05/25/25
(b)
............... 200 217,547
Series 2018-KHG1, Class C,
3.94%, 12/25/27
(b)
............... 1,188 1,046,541
Series 2018-SB52, Class A10F,
3.48%, 06/25/28 ................ 286 305,787
1,904,899
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2013-63, 0.76%, 09/16/51 ....... 640 18,563
Series 2017-44, 0.66%, 04/17/51 ....... 1,462 62,587
81,150
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $2,003,068) ............................... 1,986,049

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(d)
..... 119 $ 476
Total Warrants — 0.0% .............................. 476
Total Long-Term Investments — 95.3%
(Cost: $1,283,679,736) ............................ 1,352,510,968
Security
Shares
Shares Value
Short-Term Securities — 12.5%
(p)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
*
.................... 122,252,052 $ 122,252,052
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 218,585 218,585
SL Liquidity Series, LLC, Money Market Series,
0.13%
(q)*
........................ 53,820,361 53,836,507
Total Short-Term Securities — 12.5%
(Cost: $176,307,796) .............................. 176,307,144
Total Investments — 107.8%
(Cost: $1,459,987,532 ) ............................ 1,528,818,112
Liabilities in Excess of Other Assets — (7.8)% ............. (109,969,781)
Net Assets — 100.0% ............................... $ 1,418,848,331
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
All or a portion of this security is on loan.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $64,583, representing less than 0.05% of its net assets as of period end, and an original cost of $54,911.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Perpetual security with no stated maturity date.
(j)
Zero-coupon bond.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(m)
Amount is less than 500.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/21
Shares
Held at
04/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 133,698,436 $ — $ (11,446,384) $ — $ — $ 122,252,052 122,252,052 $ 12,758 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,078,749 52,762,945 — (4,673) (514) 53,836,507 53,820,361 118,052
(b)
—
BlackRock Allocation Target
Shares, Series A ......... 29,431,156 — — — 630,025 30,061,181 3,000,118 625,174 —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 8,986,640 13,894,787 — — 330,484 23,211,911 2,339,910 382,870 7,861
iShares Core Dividend Growth
ETF .................. — 83,907,760 (73,204,191) (524,524) 1,443,197 11,622,242 232,864 119,410 —
iShares Core S&P 500 ETF .... 21,693,817 36,206,799 (37,071,711) 1,490,301 (1,117,176) 21,202,030 50,616 — —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 21,646,109 71,357,411 (41,189,705) 794,999 (546,251) 52,062,563 595,409 729,779 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 24,286,651 — (23,254,505) 988,335 (1,495,881) 524,600 4,000 88,964 —
$ 2,744,438 $ (756,116) $ 314,773,086 $ 2,077,007 $ 7,861
— —

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2021
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 1,032 06/18/21 $ 48,884 $ 176,216
MSCI Emerging Markets E-Mini Index ............................................ 1,033 06/18/21 69,035 (1,067,922)
S&P 500 E-Mini Index ...................................................... 759 06/18/21 158,418 3,885,825
U.S. Treasury 10 Year Note ................................................... 43 06/21/21 5,681 (96,922)
U.S. Treasury Ultra Bond .................................................... 30 06/21/21 5,585 (246,848)
U.S. Treasury 5 Year Note .................................................... 355 06/30/21 44,014 (352,695)
2,297,654
Short Contracts
GBP Currency ............................................................ 286 06/14/21 24,687 166,711
JPY Currency ............................................................ 41 06/14/21 4,690 28,603
U.S. Treasury 10 Year Ultra Note ............................................... 18 06/21/21 2,622 22,816
U.S. Treasury 2 Year Note .................................................... 5 06/30/21 1,104 556
218,686
$ 2,516,340
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 14,150,000 USD 2,508,865 HSBC Bank plc 05/21/21 $ 91,849
EUR 102,823 USD 122,631 Bank of America NA 06/16/21 1,100
92,949
USD 2,564,800 BRL 14,150,000 HSBC Bank plc 05/21/21 (35,915)
USD 122,594 EUR 102,823 Bank of America NA 06/16/21 (1,137)
(37,052)
$ 55,897
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
02/08/23 $ 1,391,119 $ 11,167
(c)
$ 1,399,028 0.1%
(b)
Range: 60-95 basis points
Benchmarks: Intercontinental Exchange LIBOR:
USD 1 Month

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2021
(c)
Amount includes $3,258 of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of April 30, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International Bank
Egypt SAE ............ 82,050 $ 305,324 21.8%
Shares Value
% of Basket
Value
Russia
X5 Retail Group NV, GDR ... 10,595 $ 325,247 23.3%
United Kingdom
Prudential plc ............ 36,292 768,457 54.9
Total Reference Entity — Long ............ 1,399,028
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 1,399,028
Glossary of Terms Used in this Report
Currency Abbreviations
BRL Brazilian Real
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 36,494,171 $ 1,037,386 $ 37,531,557
Common Stocks:
Airlines .............................................. 1,323,536 1,031,124 — 2,354,660
Automobiles .......................................... — 860,218 — 860,218
Banks ............................................... 4,537,514 14,464,357 — 19,001,871
Beverages ........................................... — 1,746,276 — 1,746,276
Biotechnology ......................................... 1,831,722 — — 1,831,722
Capital Markets ........................................ 1,959,283 — — 1,959,283
Chemicals ............................................ 1,546,020 — — 1,546,020
Construction & Engineering ................................ — 365,510 — 365,510
Consumer Finance ...................................... 3,209,125 798,128 — 4,007,253
Diversified Telecommunication Services ........................ 1,880,442 6,913,074 — 8,793,516
Electric Utilities ........................................ 11,177,057 891,551 — 12,068,608
Electrical Equipment ..................................... — 1,323,442 — 1,323,442
Electronic Equipment, Instruments & Components ................. 688,890 1,327,255 — 2,016,145
Entertainment ......................................... — 1,315,175 — 1,315,175
Equity Real Estate Investment Trusts (REITs) .................... 57,939,791 21,343,175 — 79,282,966
Food & Staples Retailing .................................. 1,398,749 443,496 — 1,842,245
Food Products ......................................... — 2,334,785 — 2,334,785
Gas Utilities ........................................... 644,537 5,918,609 — 6,563,146
Health Care Equipment & Supplies ........................... 710,634 1,623,865 — 2,334,499
Health Care Providers & Services ............................ 3,470,550 — — 3,470,550
Hotels, Restaurants & Leisure .............................. 1,662,158 1,473,437 — 3,135,595
Household Durables ..................................... — 2,034,327 — 2,034,327
Household Products ..................................... — 2,661,514 — 2,661,514
Independent Power and Renewable Electricity Producers ............ — 249,606 — 249,606
Insurance ............................................ 2,805,228 1,704,043 — 4,509,271

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Level 1 Level 2 Level 3 Total
Interactive Media & Services ............................... $ — $ 5,528,249 $ — $ 5,528,249
IT Services ........................................... 6,230,576 3,055,734 — 9,286,310
Leisure Products ....................................... 1,737,392 — — 1,737,392
Life Sciences Tools & Services .............................. 155,000 989,729 — 1,144,729
Machinery ............................................ 1,507,407 1,348,033 — 2,855,440
Media ............................................... 1,428,007 — — 1,428,007
Metals & Mining ........................................ — 5,630,508 — 5,630,508
Multiline Retail ......................................... 1,315,425 — — 1,315,425
Multi-Utilities .......................................... 8,110,458 1,353,925 — 9,464,383
Oil, Gas & Consumable Fuels ............................... 5,113,781 5,992,320 — 11,106,101
Paper & Forest Products .................................. 1,433,479 — — 1,433,479
Personal Products ...................................... 1,428,417 1,754,795 — 3,183,212
Pharmaceuticals ....................................... 1,900,252 6,033,340 — 7,933,592
Professional Services .................................... — 2,514,966 — 2,514,966
Real Estate Management & Development ....................... — 16,304,240 — 16,304,240
Road & Rail ........................................... 3,036,339 801,692 — 3,838,031
Semiconductors & Semiconductor Equipment .................... 1,661,775 13,624,967 — 15,286,742
Software ............................................. 4,455,180 1,056,711 — 5,511,891
Specialty Retail ........................................ — 1,658,370 — 1,658,370
Technology Hardware, Storage & Peripherals .................... — 975,711 — 975,711
Textiles, Apparel & Luxury Goods ............................ — 2,768,140 — 2,768,140
Thrifts & Mortgage Finance ................................ — 1,462,475 — 1,462,475
Tobacco ............................................. 1,531,101 — — 1,531,101
Trading Companies & Distributors ............................ — 3,428,508 — 3,428,508
Transportation Infrastructure ............................... 1,493,959 12,982,101 — 14,476,060
Water Utilities ......................................... 626,144 444,686 — 1,070,830
Corporate Bonds ........................................ — 383,600,620 — 383,600,620
Equity-Linked Notes ...................................... — 298,049,360 — 298,049,360
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 2,146,366 228,375 2,374,741
Air Freight & Logistics .................................... — 63,840 — 63,840
Airlines .............................................. — 2,115,186 — 2,115,186
Auto Components ...................................... — 1,340,418 — 1,340,418
Automobiles .......................................... — 393,662 — 393,662
Building Products ....................................... — 1,186,043 — 1,186,043
Capital Markets ........................................ — 850,029 126,350 976,379
Chemicals ............................................ — 2,134,857 122,385 2,257,242
Commercial Services & Supplies ............................. — 3,206,427 — 3,206,427
Construction & Engineering ................................ — 814,952 — 814,952
Construction Materials .................................... — 753,990 — 753,990
Containers & Packaging .................................. — 2,167,189 — 2,167,189
Distributors ........................................... — 78,852 — 78,852
Diversified Consumer Services .............................. — 2,556,919 — 2,556,919
Diversified Financial Services ............................... — 7,640,644 394,416 8,035,060
Diversified Telecommunication Services ........................ — 3,590,573 — 3,590,573
Electric Utilities ........................................ — 201,532 — 201,532
Electrical Equipment ..................................... — 88,729 — 88,729
Entertainment ......................................... — 1,477,738 20,816 1,498,554
Equity Real Estate Investment Trusts (REITs) .................... — 74,224 — 74,224
Food & Staples Retailing .................................. — 717,478 — 717,478
Food Products ......................................... — 2,837,872 — 2,837,872
Health Care Equipment & Supplies ........................... — 233,190 — 233,190
Health Care Providers & Services ............................ — 2,419,641 148,256 2,567,897
Health Care Technology .................................. — 476,010 — 476,010
Hotels, Restaurants & Leisure .............................. — 4,303,278 187,434 4,490,712
Household Durables ..................................... — 132,543 — 132,543
Household Products ..................................... — 56,751 — 56,751
Independent Power and Renewable Electricity Producers ............ — 291,329 — 291,329
Industrial Conglomerates .................................. — 656,270 — 656,270
Insurance ............................................ — 3,136,181 — 3,136,181
Interactive Media & Services ............................... — 1,423,295 — 1,423,295
Internet & Direct Marketing Retail ............................ — 351,176 — 351,176
IT Services ........................................... — 4,886,347 — 4,886,347
Leisure Products ....................................... — 162,370 — 162,370
Life Sciences Tools & Services .............................. — 1,927,911 — 1,927,911
Machinery ............................................ — 1,961,320 — 1,961,320

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Level 1 Level 2 Level 3 Total
Media ............................................... $ — $ 4,922,431 $ 665,844 $ 5,588,275
Metals & Mining ........................................ — 1,049,304 — 1,049,304
Oil, Gas & Consumable Fuels ............................... — 924,857 — 924,857
Paper & Forest Products .................................. — — 59,607 59,607
Personal Products ...................................... — 1,090,485 — 1,090,485
Pharmaceuticals ....................................... — 1,542,308 — 1,542,308
Professional Services .................................... — 1,313,996 — 1,313,996
Real Estate Management & Development ....................... — 6,010 — 6,010
Road & Rail ........................................... — 306,479 — 306,479
Software ............................................. — 10,538,488 — 10,538,488
Specialty Retail ........................................ — 2,120,690 — 2,120,690
Technology Hardware, Storage & Peripherals .................... — 242,214 — 242,214
Trading Companies & Distributors ............................ — 564,676 126,510 691,186
Wireless Telecommunication Services ......................... — 983,791 — 983,791
Foreign Agency Obligations ................................. — 5,789,748 — 5,789,748
Foreign Government Obligations .............................. — 22,684,575 — 22,684,575
Investment Companies .................................... 139,556,151 — — 139,556,151
Non-Agency Mortgage-Backed Securities ........................ — 30,499,254 4,603,100 35,102,354
Preferred Securities:
Banks ............................................... — 6,472,603 — 6,472,603
Capital Markets ........................................ 563,048 7,451,994 — 8,015,042
Commercial Services & Supplies ............................. — 735,840 — 735,840
Consumer Finance ...................................... 656,995 5,736,989 — 6,393,984
Diversified Financial Services ............................... — 1,615,119 — 1,615,119
Electric Utilities ........................................ — 2,457,104 — 2,457,104
Insurance ............................................ — 2,028,167 — 2,028,167
Oil, Gas & Consumable Fuels ............................... 2,307,770 4,346,835 — 6,654,605
Technology Hardware, Storage & Peripherals .................... — 6,814,665 — 6,814,665
U.S. Government Sponsored Agency Securities .................... — 1,986,049 — 1,986,049
Warrants .............................................. 476 — — 476
Short-Term Securities ....................................... 122,470,637 — — 122,470,637
Subtotal ....................................................
$ 405,505,005 $ 1,061,756,121 $ 7,720,479 $ 1,474,981,605
Investments valued at NAV
(a)
...................................... 53,836,507
$ —
Total Investments .............................................. $ 1,528,818,112
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 4,062,041 $ 11,167 $ — $ 4,073,208
Foreign currency exchange contracts ............................ 195,314 92,949 — 288,263
Interest rate contracts ....................................... 23,372 — — 23,372
Liabilities:
Equity contracts ........................................... (1,067,922) — — (1,067,922)
Foreign currency exchange contracts ............................ — (37,052) — (37,052)
Interest rate contracts ....................................... (696,465) — — (696,465)
$ 2,516,340 $ 67,064 $ — $ 2,583,404
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.